UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: October 31, 2022

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Long Duration U.S. Credit Fund

U.S. Credit Fund

Retirement Income 2040 Fund

Cash Flow Matched Bond Fund

Global Developed Equity Index Fund

Annual Report	October 31, 2022

Investment Advisor: Legal and General Investment Management America

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-833-44-LGIMA; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022
(Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholder,

LGIM America’s Long Duration Credit Fund returned -30.05% from October 31, 2021, and October 31, 2022, outperforming its benchmark, the Bloomberg US Long Credit Index, by 61 basis points.

Speaking to our attribution of our performance; over the past year we adopted a defensive bias in US investment grade credit, our cautious view on investment grade was a principal driver of outperformance over the past year. The fund’s Treasury holdings hovered around the high end of the historical range over the period, and this persistent underweight in credit led to strong gains in asset allocation. In terms of sector performance, the portfolio benefited from overweights in defensive sectors that retained pricing power like food and beverage, while our constructive view on the midstream sector was also additive. Conversely, our overweight in banking was dilutive largely due to aggressive issuance in the sector, while our overweight in tobacco and underweight in pharmaceuticals also subtracted from performance. Lastly, security selection decisions were a positive contributor over the past year as we oriented portfolios in favor of issuers with identifiable positive catalysts to de-lever.

As we approach the turn of the calendar to 2023, we note the monetary policy endgame is now in view, but it is unclear precisely how far away. In the fourth quarter, we have alternated between a neutral to negative stance on investment grade credit. Our bear case hinged on mounting evidence that the economy is headed for recession in 2023 and a recognition that the “Fed put” would not be invoked as readily as it has in the past. However, attractive valuations served to limit how underweight we were willing to be in an environment where investor pessimism was prevalent. Given the recent rally in credit, the positive valuation argument has meaningfully weakened, catapulting our recession and “restrictive for longer” Fed calls as the clear-cut dominant investment themes. Consequently, we prefer to fade recent strength as we expect widening pressures to reemerge next year. However, we would note that as of today we have not identified a problem sector(s) that typically emerge ahead of recession, suggesting that we may not see a dramatic spike in fallen angels this cycle. Consequently, investment grade spreads may not balloon to levels consistent with your garden variety recession and thus attractive entry points to become constructive on the asset class may be at tighter levels than in past downturns.

Source: LGIM America and Bloomberg.

Definition of the Comparative Index

The Bloomberg US Long Credit Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with remaining maturity of greater than or equal to 10 years.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022
(Unaudited)

	TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2022
	One Year	Annualized Inception to Date*
W Class Shares	-30.05%	-19.46%
Bloomberg US Long Credit Index	-30.66%	-19.77%

* The Fund commenced operations on May 27, 2021.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on previous page.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022
(Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholder,

LGIM America’s US Credit Fund returned -18.74% between December 20, 2021, and October 31, 2022, outperforming its benchmark, the Bloomberg US Long Credit Index, by 3 basis points.

Speaking to our attribution of our performance; over the past year we adopted a defensive bias in US investment grade credit, our cautious view on investment grade was a principal driver of outperformance over the past year. The fund’s Treasury holdings hovered around the high end of the historical range over the period, and this persistent underweight in credit led to strong gains in asset allocation. In terms of sector performance, the portfolio benefited from overweights in health insurance and aerospace/defense. Conversely, our overweight in banking was dilutive largely due to aggressive issuance in the sector, while our overweight in tobacco and underweight in supranationals also subtracted from performance. Lastly, security selection decisions were a positive contributor over the past year as we oriented portfolios in favor of issuers with identifiable positive catalysts to de-lever.

As we approach the turn of the calendar to 2023, we note the monetary policy endgame is now in view, but it is unclear precisely how far away. In the fourth quarter, we have alternated between a neutral to negative stance on investment grade credit. Our bear case hinged on mounting evidence that the economy is headed for recession in 2023 and a recognition that the “Fed put” would not be invoked as readily as it has in the past. However, attractive valuations served to limit how underweight we were willing to be in an environment where investor pessimism was prevalent. Given the recent rally in credit, the positive valuation argument has meaningfully weakened, catapulting our recession and “restrictive for longer” Fed calls as the clear-cut dominant investment themes. Consequently, we prefer to fade recent strength as we expect widening pressures to reemerge next year. However, we would note that as of today we have not identified a problem sector(s) that typically emerge ahead of recession, suggesting that we may not see a dramatic spike in fallen angels this cycle. Consequently, investment grade spreads may not balloon to levels consistent with your garden variety recession and thus attractive entry points to become constructive on the asset class may be at tighter levels than in past downturns.

Source: LGIM America and Bloomberg.

Definition of the Comparative Index

The Bloomberg US Long Credit Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government related bond markets.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022
(Unaudited)

TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
Cumulative Inception to Date*
Institutional Shares	-18.74%
Bloomberg US Long Credit Index	-18.77%

* The Fund commenced operations on December 20, 2021.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on previous page.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Retirement Income 2040 Fund
October 31, 2022
(Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholder,

LGIM America’s Retirement Income 2040 Fund returned -22.08% between December 22, 2021, and October 31, 2022.

For the period December 22, 2021, through October 31, 2022, the Retirement Income 2040 Fund returned -22.08%, roughly in-line with the year-to-date returns of the various underlying component benchmarks. For reference, global equities were down -20% and investment grade credit was down -20-30%, depending on duration. The fund benefited from outperformance in all of the underlying funds versus their respective benchmarks, however. That outperformance contributed approximately +40 basis points, roughly evenly split between favorable tax treatments within the equity holdings and active management alpha in the fixed income components.

Source: LGIM America and Bloomberg.

Definition of the Comparative Indices

The Bloomberg Long Duration US Credit Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with remaining maturity of greater than or equal to 10 years.

The Bloomberg 1-5 Year Corporate Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with maturity of greater than or equal to 1 to 5 years.

The Bloomberg US Credit Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government related bond markets.

The MSCI World Index captures large and mid-cap representation across 23 Developed Markets countries.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Retirement Income 2040 Fund
October 31, 2022
(Unaudited)

TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
Cumulative Inception to Date*

W Class Shares	-22.08%

MSCI World Index	-18.50%

Bloomberg 1-5 Year Corporate Index	-7.71%

Bloomberg Long Duration US Credit Index	-30.64%

Bloomberg US Credit Index	-18.86%

* The Fund commenced operations on December 22, 2021.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on previous page.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
October 31, 2022
(Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholder,

LGIM America’s Cash Flow Matched Bond Fund returned -6.57% between December 20, 2021, and October 31, 2022, outperforming its benchmark, the Bloomberg 1-5 Year Credit Index, by 94 basis points.

Speaking to our attribution of our performance; over the past year we adopted a defensive bias in US investment grade credit, our cautious view on investment grade was a principal driver of outperformance over the past year. The fund’s Treasury holdings hovered around the high end of the historical range over the period, and this persistent underweight in credit led to strong gains in asset allocation. In terms of sector performance, the portfolio benefited from overweights in defensive sectors that retained pricing power like food and beverage, while our underweight in banking was also additive. Conversely, our underweight in supranationals subtracted from performance. Lastly, security selection decisions were a positive contributor over the past year as we oriented portfolios in favor of issuers with identifiable positive catalysts to de-lever.

As we approach the turn of the calendar to 2023, we note the monetary policy endgame is now in view, but it is unclear precisely how far away. In the fourth quarter, we have alternated between a neutral to negative stance on investment grade credit. Our bear case hinged on mounting evidence that the economy is headed for recession in 2023 and a recognition that the “Fed put” would not be invoked as readily as it has in the past. However, attractive valuations served to limit how underweight we were willing to be in an environment where investor pessimism was prevalent. Given the recent rally in credit, the positive valuation argument has meaningfully weakened, catapulting our recession and “restrictive for longer” Fed calls as the clear-cut dominant investment themes. Consequently, we prefer to fade recent strength as we expect widening pressures to reemerge next year. However, we would note that as of today we have not identified a problem sector(s) that typically emerge ahead of recession, suggesting that we may not see a dramatic spike in fallen angels this cycle. Consequently, investment grade spreads may not balloon to levels consistent with your garden variety recession and thus attractive entry points to become constructive on the asset class may be at tighter levels than in past downturns.

Source: LGIM America and Bloomberg.

Definition of the Comparative Index

The Bloomberg 1-5 Year Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 5 years and are publicly issued.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
October 31, 2022
(Unaudited)

TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
Cumulative Inception to Date*
Institutional Shares	-6.57%
Bloomberg 1-5 Year Credit Index	-7.66%

* The Fund commenced operations on December 20, 2021.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on previous page.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022
(Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholder,

LGIM America’s Global Developed Equity Index Fund returned -16.51% between December 20, 2021, and October 31, 2022.

The MSCI World index returned -20.07% year-to-date, as of October 31, 2022. The strongest country performers for the period were Portugal (-11.34%), Norway (-11.37%) and Canada (-13.59%). The weakest performers included Austria (-37.70%), Netherlands (-36.79%) and Sweden (-35.23%). Value stocks outperformed growth in the MSCI World space for the year-to-date period.

The best performing sectors for the period included energy (46.64%), health care (-9.37%) and consumer staples (-11.11%) while communications services (-36.50%), consumer discretionary (-30.51%) and information technology (-29.13%) were the worst performing.

The US dollar experienced strong performance as it returned 16.57% versus a basket of currencies as measured by the DXY (US dollar) index for the year-to-date period. The price of oil, as measured by the West Texas Intermediate spot price, rose for the period up 12.39%.

Source: LGIM America and Bloomberg.

Definition of the Comparative Index

The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022
(Unaudited)

TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2022
Cumulative Inception to Date*
Institutional Shares	-16.51%
MSCI World Index	-16.30%

* The Fund commenced operations on December 20, 2021.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on previous page.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SECTOR WEIGHTING † (unaudited)

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 84.6%

	Face Amount	Value
COMMUNICATION SERVICES — 11.2%
Alphabet
1.900%, 08/15/2040	$55,000	$34,876
America Movil
6.125%, 03/30/2040	60,000	57,581
AT&T
4.500%, 05/15/2035	165,000	142,450
3.650%, 09/15/2059	150,000	95,003
3.550%, 09/15/2055	595,000	376,598
Charter Communications Operating
4.800%, 03/01/2050	120,000	84,732
3.900%, 06/01/2052	5,000	3,093
3.850%, 04/01/2061	5,000	2,870
3.700%, 04/01/2051	140,000	83,998
3.500%, 06/01/2041	145,000	91,435
Comcast
2.987%, 11/01/2063	20,000	11,274
2.937%, 11/01/2056	293,000	169,721
2.887%, 11/01/2051	220,000	132,160

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES (continued)
Meta Platforms
4.650%, 08/15/2062 (A)	$40,000	$29,596
4.450%, 08/15/2052 (A)	165,000	122,714
NBCUniversal Media
4.450%, 01/15/2043	145,000	118,195
Paramount Global
5.850%, 09/01/2043	200,000	162,865
4.375%, 03/15/2043	35,000	23,486
Rogers Communications
5.000%, 03/15/2044	25,000	20,154
Time Warner Cable
5.875%, 11/15/2040	140,000	113,907
4.500%, 09/15/2042	65,000	44,580
T-Mobile USA
5.800%, 09/15/2062	25,000	22,934
3.000%, 02/15/2041	80,000	53,719
Verizon Communications
3.550%, 03/22/2051	365,000	246,355
3.400%, 03/22/2041	170,000	120,569
2.987%, 10/30/2056	165,000	94,930
Vodafone Group
4.250%, 09/17/2050	45,000	31,731
Walt Disney
3.600%, 01/13/2051	85,000	61,633
3.500%, 05/13/2040	110,000	84,107
2.750%, 09/01/2049	95,000	58,775
Warnermedia Holdings
5.141%, 03/15/2052 (A)	60,000	42,005
5.050%, 03/15/2042 (A)	95,000	69,459

		2,807,505

CONSUMER DISCRETIONARY — 3.8%
Amazon.com
3.950%, 04/13/2052	120,000	94,147
3.100%, 05/12/2051	120,000	80,364
2.875%, 05/12/2041	65,000	46,072
General Motors
5.600%, 10/15/2032	25,000	22,699
5.150%, 04/01/2038	65,000	53,115
Home Depot
4.950%, 09/15/2052	85,000	76,419
3.900%, 06/15/2047	5,000	3,860

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
3.625%, 04/15/2052	$103,000	$74,738
3.350%, 04/15/2050	80,000	55,473
3.300%, 04/15/2040	120,000	89,932
3.125%, 12/15/2049	45,000	29,905
Lowe’s
5.625%, 04/15/2053	120,000	108,190
4.450%, 04/01/2062	40,000	29,165
4.250%, 04/01/2052	20,000	14,819
Target
2.950%, 01/15/2052	20,000	12,962
University of Southern California
3.028%, 10/01/2039	200,000	151,556

		943,416

CONSUMER STAPLES — 8.0%
7-Eleven
2.800%, 02/10/2051 (A)	25,000	14,056
2.500%, 02/10/2041 (A)	60,000	36,624
Altria Group
5.950%, 02/14/2049	15,000	12,170
3.700%, 02/04/2051	75,000	43,857
3.400%, 02/04/2041	160,000	97,500
Anheuser-Busch
4.900%, 02/01/2046	365,000	316,653
4.700%, 02/01/2036	285,000	257,530
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	140,000	132,098
BAT Capital
7.750%, 10/19/2032	20,000	20,443
4.758%, 09/06/2049	40,000	26,706
4.540%, 08/15/2047	130,000	84,183
4.390%, 08/15/2037	190,000	137,760
3.734%, 09/25/2040	5,000	3,151
Coca-Cola
2.500%, 06/01/2040	65,000	45,062
Constellation Brands
4.100%, 02/15/2048	60,000	44,579
Fomento Economico Mexicano
3.500%, 01/16/2050	60,000	38,886
JBS USA LUX
6.500%, 12/01/2052 (A)	140,000	122,249
4.375%, 02/02/2052 (A)	60,000	38,941

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES (continued)
3.000%, 05/15/2032 (A)	$60,000	$43,871
Keurig Dr Pepper
4.500%, 04/15/2052	34,000	26,531
Kraft Heinz Foods
5.500%, 06/01/2050	65,000	59,550
5.200%, 07/15/2045	60,000	52,444
4.875%, 10/01/2049	107,000	89,009
4.375%, 06/01/2046	15,000	11,720
Nestle Holdings
4.000%, 09/24/2048 (A)	25,000	20,042
3.900%, 09/24/2038 (A)	55,000	46,204
PepsiCo
2.750%, 10/21/2051	40,000	25,994
2.625%, 10/21/2041	35,000	24,097
Philip Morris International
4.125%, 03/04/2043	80,000	54,525
Walmart
2.650%, 09/22/2051	13,000	8,370
2.500%, 09/22/2041	99,000	68,099

		2,002,904

ENERGY — 9.5%
BP Capital Markets America
3.379%, 02/08/2061	45,000	28,645
3.060%, 06/17/2041	55,000	38,512
3.001%, 03/17/2052	65,000	40,414
3.000%, 02/24/2050	5,000	3,160
2.939%, 06/04/2051	80,000	49,407
Columbia Pipeline Group
5.800%, 06/01/2045	60,000	54,098
ConocoPhillips
3.800%, 03/15/2052	45,000	33,690
Devon Energy
5.000%, 06/15/2045	45,000	37,669
Diamondback Energy
6.250%, 03/15/2033	45,000	45,201
Energy Transfer
6.250%, 04/15/2049	20,000	17,457
5.400%, 10/01/2047	80,000	63,535
5.150%, 02/01/2043	25,000	19,253
5.150%, 03/15/2045	280,000	217,999
5.000%, 05/15/2050	100,000	76,039

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
4.900%, 03/15/2035	$60,000	$50,168
Enterprise Products Operating
4.950%, 10/15/2054	60,000	47,151
4.250%, 02/15/2048	80,000	59,613
4.200%, 01/31/2050	5,000	3,679
3.300%, 02/15/2053	25,000	15,696
3.200%, 02/15/2052	65,000	40,216
Exxon Mobil
4.327%, 03/19/2050	5,000	4,153
4.227%, 03/19/2040	95,000	81,403
3.452%, 04/15/2051	55,000	39,223
3.095%, 08/16/2049	25,000	17,010
Halliburton
5.000%, 11/15/2045	25,000	20,714
Hess
6.000%, 01/15/2040	5,000	4,712
5.800%, 04/01/2047	75,000	68,098
Kinder Morgan
5.550%, 06/01/2045	45,000	38,898
5.450%, 08/01/2052	25,000	21,147
5.200%, 03/01/2048	45,000	36,838
5.050%, 02/15/2046	35,000	28,289
3.600%, 02/15/2051	5,000	3,236
3.250%, 08/01/2050	40,000	24,343
Marathon Petroleum
4.750%, 09/15/2044	35,000	27,623
MPLX
4.950%, 03/14/2052	35,000	27,116
4.500%, 04/15/2038	105,000	83,943
Phillips 66
4.900%, 10/01/2046 (A)	35,000	29,157
3.300%, 03/15/2052	45,000	29,144
Sabal Trail Transmission
4.832%, 05/01/2048 (A)	50,000	39,759
4.682%, 05/01/2038 (A)	40,000	33,568
Shell International Finance BV
4.125%, 05/11/2035	80,000	70,549
3.750%, 09/12/2046	80,000	59,840
3.000%, 11/26/2051	15,000	9,662
Southern Natural Gas
4.800%, 03/15/2047 (A)	35,000	27,193

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
Suncor Energy
3.750%, 03/04/2051	$65,000	$44,332
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	60,000	44,131
TotalEnergies Capital International
3.127%, 05/29/2050	145,000	95,813
2.986%, 06/29/2041	55,000	38,590
TransCanada PipeLines
5.100%, 03/15/2049	20,000	16,948
4.750%, 05/15/2038	145,000	121,892
Williams
6.300%, 04/15/2040	85,000	82,077
5.750%, 06/24/2044	95,000	84,895
3.500%, 10/15/2051	20,000	12,824
2.600%, 03/15/2031	80,000	62,688

		2,371,410

FINANCIALS — 10.8%
American International Group
4.375%, 06/30/2050	80,000	62,573
ASB Bank
2.375%, 10/22/2031 (A)	15,000	11,348
Bank of America
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	185,000	127,926
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	35,000	27,121
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (B)	200,000	154,359
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	45,000	33,983
Bank of America MTN
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	260,000	164,825
Berkshire Hathaway Finance
4.200%, 08/15/2048	105,000	84,677
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	35,000	25,364
BNP Paribas
3.132%, U.S. SOFR + 1.561%, 01/20/2033 (A) (B)	5,000	3,709
CI Financial
4.100%, 06/15/2051	95,000	54,005
Citigroup
4.650%, 07/23/2048	60,000	48,256
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (B)	65,000	49,654

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	$45,000	$28,454
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	65,000	49,539
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	35,000	24,219
Corebridge Financial
4.400%, 04/05/2052 (A)	60,000	43,929
4.350%, 04/05/2042 (A)	15,000	11,287
3.900%, 04/05/2032 (A)	60,000	50,235
Global Atlantic Finance
3.125%, 06/15/2031 (A)	45,000	31,546
Goldman Sachs Group
5.150%, 05/22/2045	65,000	52,845
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (B)	170,000	132,177
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	95,000	64,808
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	5,000	3,119
Goldman Sachs Group MTN
4.800%, 07/08/2044	95,000	77,738
ING Groep
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (B)	20,000	16,628
JPMorgan Chase
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	160,000	103,545
3.109%, U.S. SOFR + 2.460%, 04/22/2041 (B)	180,000	123,179
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	165,000	121,022
Lloyds Banking Group
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	45,000	38,518
MetLife
4.721%, 12/15/2044	65,000	53,670
Morgan Stanley
4.375%, 01/22/2047	5,000	3,889
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	100,000	68,114
Morgan Stanley MTN
2.802%, U.S. SOFR + 1.430%, 01/25/2052 (B)	20,000	11,735
Prudential Financial
3.935%, 12/07/2049	35,000	25,715
Prudential Financial MTN
5.750%, 07/15/2033	15,000	14,895
S&P Global
3.900%, 03/01/2062 (A)	15,000	10,770
3.700%, 03/01/2052 (A)	5,000	3,643

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
UBS MTN
4.500%, 06/26/2048 (A)	$25,000	$19,173
UBS Group
4.988%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 08/05/2033 (A) (B)	65,000	56,337
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A) (B)	5,000	3,597
UBS Group MTN
2.095%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 02/11/2032 (A) (B)	5,000	3,524
US Bancorp
2.491%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036 (B)	85,000	62,413
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (B)	55,000	46,453
4.900%, 11/17/2045	35,000	27,905
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (B)	35,000	31,955
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	170,000	135,319
4.400%, 06/14/2046	290,000	214,656
Westpac Banking
5.405%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.680%, 08/10/2033 (B)	35,000	30,542
3.133%, 11/18/2041	35,000	21,114
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036 (B)	35,000	24,733

		2,690,740

HEALTH CARE — 9.1%
Abbott Laboratories
4.900%, 11/30/2046	45,000	41,939
AbbVie
4.500%, 05/14/2035	75,000	66,705
4.250%, 11/21/2049	270,000	209,405
4.050%, 11/21/2039	259,000	208,623
Amgen
4.875%, 03/01/2053	20,000	16,963
4.200%, 02/22/2052	5,000	3,824
3.375%, 02/21/2050	60,000	40,015
3.350%, 02/22/2032	20,000	17,036
3.150%, 02/21/2040	95,000	67,763
BayCare Health System
3.831%, 11/15/2050	15,000	11,419

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
Baylor Scott & White Holdings
2.839%, 11/15/2050	$25,000	$14,998
Boston Scientific
4.700%, 03/01/2049	5,000	4,224
4.550%, 03/01/2039	28,000	23,651
Bristol-Myers Squibb
3.700%, 03/15/2052	102,000	75,723
3.550%, 03/15/2042	45,000	34,416
2.550%, 11/13/2050	148,000	88,761
2.350%, 11/13/2040	25,000	16,278
CVS Health
5.050%, 03/25/2048	36,000	30,570
4.780%, 03/25/2038	20,000	17,342
2.700%, 08/21/2040	120,000	77,678
Danaher
2.800%, 12/10/2051	88,000	54,863
2.600%, 10/01/2050	15,000	9,004
DH Europe Finance II Sarl
3.400%, 11/15/2049	20,000	14,056
3.250%, 11/15/2039	60,000	44,752
Elevance Health
3.600%, 03/15/2051	45,000	31,700
Gilead Sciences
4.600%, 09/01/2035	55,000	49,736
4.500%, 02/01/2045	20,000	16,511
HCA
5.250%, 06/15/2049	40,000	32,328
5.125%, 06/15/2039	25,000	20,782
4.625%, 03/15/2052 (A)	105,000	77,194
4.375%, 03/15/2042 (A)	15,000	11,260
3.500%, 07/15/2051	18,000	11,166
Kaiser Foundation Hospitals
4.150%, 05/01/2047	40,000	31,525
3.266%, 11/01/2049	35,000	23,144
3.002%, 06/01/2051	80,000	49,363
2.810%, 06/01/2041	60,000	40,211
Merck
2.350%, 06/24/2040	5,000	3,296
New York and Presbyterian Hospital
2.606%, 08/01/2060	10,000	5,254
2.256%, 08/01/2040	15,000	9,405

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
Northwell Healthcare
4.260%, 11/01/2047	$20,000	$14,814
Novartis Capital
4.400%, 05/06/2044	20,000	17,501
2.750%, 08/14/2050	65,000	42,605
Pfizer
2.550%, 05/28/2040	80,000	55,426
Roche Holdings
2.607%, 12/13/2051 (A)	143,000	89,093
Sutter Health
3.361%, 08/15/2050	25,000	16,033
Thermo Fisher Scientific
2.800%, 10/15/2041	55,000	37,917
2.000%, 10/15/2031	2,000	1,569
UnitedHealth Group
6.050%, 02/15/2063	45,000	46,301
5.875%, 02/15/2053	85,000	86,856
4.950%, 05/15/2062	20,000	17,632
4.750%, 05/15/2052	60,000	52,508
3.250%, 05/15/2051	123,000	83,459
3.050%, 05/15/2041	170,000	120,422

		2,285,019

INDUSTRIALS — 9.5%
AerCap Ireland Capital DAC
3.850%, 10/29/2041	40,000	26,592
3.300%, 01/30/2032	160,000	120,129
Boeing
5.930%, 05/01/2060	25,000	21,146
5.805%, 05/01/2050	310,000	266,375
5.705%, 05/01/2040	355,000	308,776
Burlington Northern Santa Fe
4.150%, 04/01/2045	190,000	151,990
2.875%, 06/15/2052	55,000	34,444
Canadian Pacific Railway
6.125%, 09/15/2115	60,000	54,571
3.100%, 12/02/2051	55,000	34,973
3.000%, 12/02/2041	35,000	24,212
Carrier Global
3.577%, 04/05/2050	45,000	30,123
3.377%, 04/05/2040	55,000	39,200

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS (continued)
Caterpillar
4.750%, 05/15/2064	$55,000	$46,953
CSX
4.500%, 11/15/2052	95,000	77,665
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	415,000	365,793
General Dynamics
2.850%, 06/01/2041	20,000	13,925
Lockheed Martin
5.900%, 11/15/2063	25,000	25,432
5.700%, 11/15/2054	35,000	35,308
4.500%, 05/15/2036	60,000	54,540
Northrop Grumman
4.030%, 10/15/2047	170,000	133,672
Raytheon Technologies
4.500%, 06/01/2042	315,000	267,167
3.030%, 03/15/2052	130,000	82,612
Union Pacific
3.799%, 10/01/2051	110,000	82,515
3.500%, 02/14/2053	25,000	17,489
3.375%, 02/14/2042	15,000	11,189
2.973%, 09/16/2062	95,000	55,584
Union Pacific MTN
3.550%, 08/15/2039	20,000	15,579

		2,397,954

INFORMATION TECHNOLOGY — 6.6%
Analog Devices
2.950%, 10/01/2051	55,000	35,439
2.800%, 10/01/2041	55,000	37,907
Apple
3.850%, 05/04/2043	20,000	16,264
2.650%, 02/08/2051	185,000	115,107
2.375%, 02/08/2041	435,000	290,979
Broadcom
3.750%, 02/15/2051 (A)	5,000	3,198
3.500%, 02/15/2041 (A)	65,000	43,381
Intel
5.050%, 08/05/2062	55,000	44,826
4.900%, 08/05/2052	145,000	120,663
4.750%, 03/25/2050	35,000	28,431
3.734%, 12/08/2047	60,000	41,762

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
KLA
4.950%, 07/15/2052	$55,000	$47,982
Microsoft
3.450%, 08/08/2036	80,000	68,581
3.041%, 03/17/2062	105,000	68,405
2.921%, 03/17/2052	265,000	179,424
NVIDIA
3.500%, 04/01/2040	35,000	26,569
3.500%, 04/01/2050	15,000	10,649
Oracle
4.125%, 05/15/2045	105,000	71,840
4.000%, 11/15/2047	15,000	9,914
3.950%, 03/25/2051	45,000	29,435
3.650%, 03/25/2041	190,000	128,826
3.600%, 04/01/2050	15,000	9,235
salesforce.com
3.050%, 07/15/2061	25,000	15,292
2.900%, 07/15/2051	60,000	38,613
2.700%, 07/15/2041	75,000	51,166
Visa
2.700%, 04/15/2040	150,000	106,830

		1,640,718

MATERIALS — 2.3%
Celanese US Holdings
6.379%, 07/15/2032	100,000	91,107
Freeport-McMoRan
5.450%, 03/15/2043	146,000	120,868
5.400%, 11/14/2034	4,000	3,574
International Flavors & Fragrances
5.000%, 09/26/2048	5,000	4,000
3.468%, 12/01/2050 (A)	105,000	65,707
3.268%, 11/15/2040 (A)	75,000	49,941
Minera Mexico
4.500%, 01/26/2050 (A)	70,000	46,823
Newmont
5.875%, 04/01/2035	205,000	197,828

		579,848

REAL ESTATE — 2.3%
Agree
2.900%, 10/01/2030	15,000	11,793

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE (continued)
2.600%, 06/15/2033	$65,000	$46,524
Alexandria Real Estate Equities
3.550%, 03/15/2052	80,000	51,732
American Homes 4 Rent
4.300%, 04/15/2052	40,000	27,592
3.625%, 04/15/2032	20,000	16,152
3.375%, 07/15/2051	15,000	8,813
Extra Space Storage
2.350%, 03/15/2032	25,000	18,089
Invitation Homes Operating Partnership
4.150%, 04/15/2032	5,000	4,160
Regency Centers
4.650%, 03/15/2049	85,000	63,379
Rexford Industrial Realty
2.150%, 09/01/2031	100,000	73,411
2.125%, 12/01/2030	15,000	11,231
Simon Property Group
3.800%, 07/15/2050	35,000	23,657
Sun Communities Operating
4.200%, 04/15/2032	80,000	66,036
2.700%, 07/15/2031	60,000	44,219
VICI Properties
5.625%, 05/15/2052	45,000	36,795
5.125%, 05/15/2032	80,000	70,919

		574,502

UTILITIES — 11.5%
AEP Texas
3.450%, 01/15/2050	80,000	52,040
AEP Transmission
3.650%, 04/01/2050	45,000	31,612
AES
2.450%, 01/15/2031	55,000	41,541
Ameren Illinois
4.500%, 03/15/2049	80,000	66,111
American Water Capital
3.450%, 05/01/2050	55,000	37,550
Arizona Public Service
3.500%, 12/01/2049	25,000	15,969
Baltimore Gas and Electric
2.900%, 06/15/2050	60,000	37,043

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
Berkshire Hathaway Energy
4.250%, 10/15/2050	$45,000	$34,839
CenterPoint Energy Houston Electric
3.600%, 03/01/2052	25,000	17,823
Commonwealth Edison
3.000%, 03/01/2050	85,000	54,130
Constellation Energy Generation
6.250%, 10/01/2039	43,000	41,466
5.750%, 10/01/2041	35,000	31,544
5.600%, 06/15/2042	140,000	123,453
Consumers Energy
4.200%, 09/01/2052	15,000	11,952
2.500%, 05/01/2060	80,000	42,178
Dominion Energy
4.850%, 08/15/2052	15,000	12,326
Duke Energy Carolinas
4.000%, 09/30/2042	170,000	131,975
3.550%, 03/15/2052	20,000	13,968
Duke Energy Florida
6.350%, 09/15/2037	105,000	107,609
Duke Energy Ohio
4.300%, 02/01/2049	120,000	91,542
East Ohio Gas
3.000%, 06/15/2050 (A)	80,000	48,368
Emera US Finance
4.750%, 06/15/2046	55,000	40,897
Entergy
3.750%, 06/15/2050	60,000	40,613
Entergy Arkansas
2.650%, 06/15/2051	100,000	56,859
Entergy Louisiana
4.750%, 09/15/2052	15,000	12,484
3.100%, 06/15/2041	85,000	58,517
Entergy Texas
5.000%, 09/15/2052	25,000	21,219
Exelon
4.950%, 06/15/2035	85,000	76,722
FirstEnergy Transmission
5.450%, 07/15/2044 (A)	35,000	30,277
4.550%, 04/01/2049 (A)	25,000	19,024
Florida Power & Light
4.125%, 02/01/2042	85,000	69,042

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
Georgia Power
3.700%, 01/30/2050	$65,000	$46,124
MidAmerican Energy
3.150%, 04/15/2050	55,000	35,922
Monongahela Power
5.400%, 12/15/2043 (A)	60,000	53,547
Nevada Power
5.900%, 05/01/2053	25,000	24,710
NiSource
4.375%, 05/15/2047	55,000	42,465
Northern States Power
4.500%, 06/01/2052	25,000	21,065
2.900%, 03/01/2050	65,000	41,411
NSTAR Electric
4.950%, 09/15/2052	35,000	31,362
Oglethorpe Power
5.375%, 11/01/2040	85,000	72,410
4.500%, 04/01/2047 (A)	40,000	29,954
3.750%, 08/01/2050	180,000	120,964
Oncor Electric Delivery
7.250%, 01/15/2033	85,000	95,018
5.300%, 06/01/2042	110,000	102,921
4.950%, 09/15/2052 (A)	20,000	17,977
3.700%, 05/15/2050	140,000	102,638
Pacific Gas and Electric
4.950%, 07/01/2050	25,000	18,655
4.200%, 06/01/2041	60,000	42,352
3.500%, 08/01/2050	80,000	48,950
3.300%, 08/01/2040	15,000	9,764
PacifiCorp
6.000%, 01/15/2039	55,000	53,885
3.300%, 03/15/2051	65,000	43,009
PECO Energy
4.375%, 08/15/2052	25,000	20,446
Potomac Electric Power
4.150%, 03/15/2043	60,000	47,287
PPL Electric Utilities
3.000%, 10/01/2049	80,000	50,720
Public Service of Colorado
6.250%, 09/01/2037	65,000	68,117
2.700%, 01/15/2051	80,000	48,028

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
San Diego Gas & Electric
3.320%, 04/15/2050	$20,000	$13,343
Sempra Energy
4.000%, 02/01/2048	15,000	10,656
3.800%, 02/01/2038	55,000	41,809
Southern California Edison
3.650%, 02/01/2050	105,000	70,513
Tucson Electric Power
4.000%, 06/15/2050	5,000	3,634

		2,900,349

TOTAL CORPORATE OBLIGATIONS (Cost $27,436,428)		21,194,365

U.S. TREASURY OBLIGATIONS — 7.3%

U.S. Treasury Bond
3.375%, 08/15/2042	260,000	224,413
2.875%, 05/15/2052	615,000	477,586
U.S. Treasury Note
2.750%, 08/15/2032	1,265,000	1,132,768

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,833,981)		1,834,767

MUNICIPAL BONDS — 3.9%

CALIFORNIA — 1.6%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100,000	107,927
California State, GO
7.600%, 11/01/2040	50,000	60,130
7.550%, 04/01/2039	100,000	118,715
Regents of the University of California Medical Center Pooled Revenue, Ser H, GO
6.548%, 05/15/2048	100,000	108,894

		395,666

NEW JERSEY — 0.9%
New Jersey, Turnpike Authority, RB
7.414%, 01/01/2040	200,000	234,624

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

MUNICIPAL BONDS — continued

	Face Amount	Value
NEW YORK — 0.3%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	$100,000	$81,075

TEXAS — 1.1%
Dallas County, Hospital District, Ser C, GO
5.621%, 08/15/2044	50,000	50,171
North Texas, Tollway Authority, RB
6.718%, 01/01/2049	100,000	111,652
Texas State, GO
5.517%, 04/01/2039	100,000	100,836

		262,659

TOTAL MUNICIPAL BONDS (Cost $1,350,280)		974,024

SOVEREIGN DEBT — 2.5%

Chile Government International Bond
4.340%, 03/07/2042	20,000	15,479
Indonesia Government International Bond
5.450%, 09/20/2052	15,000	13,508
4.650%, 09/20/2032	35,000	32,312
Mexico Government International Bond
5.750%, 10/12/2110	110,000	83,991
5.000%, 04/27/2051	110,000	83,742
4.500%, 01/31/2050	5,000	3,564
4.400%, 02/12/2052	35,000	24,012
4.280%, 08/14/2041	40,000	29,121
Panama Government International Bond
4.500%, 04/16/2050	110,000	75,148
3.870%, 07/23/2060	65,000	37,600
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	20,000	13,526
Philippine Government International Bond
5.950%, 10/13/2047	35,000	34,224
5.609%, 04/13/2033	20,000	19,970
3.200%, 07/06/2046	105,000	68,850
2.950%, 05/05/2045	45,000	29,154

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

SOVEREIGN DEBT — continued

	Face Amount	Value
Uruguay Government International Bond
5.100%, 06/18/2050	$85,000	$76,561

TOTAL SOVEREIGN DEBT (Cost $841,576)		640,762

TOTAL INVESTMENTS— 98.3% (Cost $31,462,265)		$24,643,918

Percentages are based on Net Assets of $25,063,938.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2022, the value of these securities amounted to $1,657,520, representing 6.6% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

DAC — Designated Activity Company

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

SOFR — Secured Overnight Financing Rate

Ser — Series

USD — U.S. Dollar

As of October 31, 2022, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SECTOR WEIGHTING † (unaudited)

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 91.2%

	Face Amount	Value
COMMUNICATION SERVICES — 6.9%
Alphabet
1.900%, 08/15/2040	$60,000	$38,047
America Movil
4.375%, 04/22/2049	25,000	19,562
3.625%, 04/22/2029	30,000	26,505
AT&T
3.800%, 12/01/2057	50,000	32,943
3.650%, 09/15/2059	40,000	25,334
3.550%, 09/15/2055	75,000	47,470
2.550%, 12/01/2033	140,000	103,282
Charter Communications Operating
6.384%, 10/23/2035	30,000	27,450
4.908%, 07/23/2025	40,000	38,836
4.800%, 03/01/2050	40,000	28,244
3.900%, 06/01/2052	15,000	9,279
3.700%, 04/01/2051	5,000	3,000
3.500%, 06/01/2041	10,000	6,306

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES (continued)
Comcast
3.969%, 11/01/2047	$30,000	$22,300
3.950%, 10/15/2025	40,000	38,686
3.400%, 04/01/2030	20,000	17,603
3.375%, 08/15/2025	40,000	38,241
3.150%, 03/01/2026	40,000	37,590
2.937%, 11/01/2056	40,000	23,170
2.887%, 11/01/2051	40,000	24,029
Fox
4.030%, 01/25/2024	40,000	39,313
Meta Platforms
4.450%, 08/15/2052 (A)	115,000	85,528
3.850%, 08/15/2032 (A)	85,000	72,474
Paramount Global
5.850%, 09/01/2043	85,000	69,218
4.375%, 03/15/2043	5,000	3,355
Sprint Spectrum
4.738%, 03/20/2025 (A)	6,250	6,155
Time Warner Cable
7.300%, 07/01/2038	10,000	9,335
6.750%, 06/15/2039	10,000	8,851
6.550%, 05/01/2037	40,000	35,697
5.875%, 11/15/2040	10,000	8,136
4.500%, 09/15/2042	10,000	6,859
T-Mobile USA
5.800%, 09/15/2062	20,000	18,347
3.500%, 04/15/2025	90,000	85,839
Verizon Communications
3.550%, 03/22/2051	20,000	13,499
3.400%, 03/22/2041	185,000	131,208
Vodafone Group
5.000%, 05/30/2038	10,000	8,486
Walt Disney
6.650%, 11/15/2037	10,000	10,821
6.550%, 03/15/2033	20,000	21,297
3.600%, 01/13/2051	40,000	29,004
2.750%, 09/01/2049	20,000	12,374
2.000%, 09/01/2029	40,000	32,658
Warnermedia Holdings
5.050%, 03/15/2042 (A)	30,000	21,934

		1,338,265

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY — 3.2%
Amazon.com
3.950%, 04/13/2052	$35,000	$27,460
3.875%, 08/22/2037	30,000	25,516
3.100%, 05/12/2051	40,000	26,788
1.650%, 05/12/2028	40,000	33,791
Aptiv
2.396%, 02/18/2025	50,000	46,594
BMW US Capital
3.900%, 04/09/2025 (A)	40,000	38,659
General Motors
6.250%, 10/02/2043	10,000	8,765
5.150%, 04/01/2038	20,000	16,343
General Motors Financial
3.100%, 01/12/2032	80,000	60,951
Home Depot
4.500%, 09/15/2032	75,000	71,093
3.900%, 06/15/2047	5,000	3,860
3.625%, 04/15/2052	55,000	39,909
3.500%, 09/15/2056	30,000	20,460
3.350%, 04/15/2050	25,000	17,335
Lowe’s
5.625%, 04/15/2053	60,000	54,095
4.250%, 04/01/2052	25,000	18,523
Massachusetts Institute of Technology
5.600%, 07/01/2111	50,000	47,850
Northwestern University
3.662%, 12/01/2057	10,000	7,081
University of Notre Dame du Lac
3.394%, 02/15/2048	20,000	14,500
University of Southern California
5.250%, 10/01/2111	20,000	17,458
Volkswagen Group of America Finance
4.625%, 11/13/2025 (A)	10,000	9,671

		606,702

CONSUMER STAPLES — 5.7%
7-Eleven
1.800%, 02/10/2031 (A)	60,000	44,262
1.300%, 02/10/2028 (A)	70,000	56,770
Alimentation Couche-Tard
2.950%, 01/25/2030 (A)	30,000	24,491

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES (continued)
Altria Group
4.500%, 05/02/2043	$10,000	$6,846
3.875%, 09/16/2046	20,000	12,271
3.700%, 02/04/2051	30,000	17,542
Anheuser-Busch
4.900%, 02/01/2046	30,000	26,026
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	25,000	23,589
4.750%, 04/15/2058	25,000	20,263
4.600%, 04/15/2048	115,000	95,426
4.500%, 06/01/2050	30,000	24,494
BAT Capital
7.750%, 10/19/2032	15,000	15,332
4.390%, 08/15/2037	70,000	50,754
3.222%, 08/15/2024	90,000	85,970
3.215%, 09/06/2026	120,000	107,030
2.259%, 03/25/2028	80,000	63,307
Hormel Foods
1.700%, 06/03/2028	60,000	50,519
JBS USA LUX
5.750%, 04/01/2033 (A)	170,000	153,156
3.000%, 02/02/2029 (A)	45,000	36,514
Kraft Heinz Foods
5.200%, 07/15/2045	15,000	13,111
4.875%, 10/01/2049	59,000	49,080
4.375%, 06/01/2046	10,000	7,814
Mars
3.950%, 04/01/2049 (A)	20,000	15,376
Mondelez International
1.875%, 10/15/2032	20,000	14,537
Nestle Holdings
4.000%, 09/24/2048 (A)	10,000	8,016
Reynolds American
4.450%, 06/12/2025	80,000	77,219

		1,099,715

ENERGY — 6.6%
BP Capital Markets America
3.379%, 02/08/2061	10,000	6,366
3.060%, 06/17/2041	30,000	21,006
3.001%, 03/17/2052	40,000	24,870
3.000%, 02/24/2050	15,000	9,481

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
2.939%, 06/04/2051	$15,000	$9,264
2.772%, 11/10/2050	20,000	12,040
Chevron USA
3.250%, 10/15/2029	70,000	62,809
Columbia Pipeline Group
5.800%, 06/01/2045	20,000	18,032
Devon Energy
5.600%, 07/15/2041	10,000	9,133
Diamondback Energy
6.250%, 03/15/2033	35,000	35,157
Enbridge
2.150%, 02/16/2024	95,000	91,316
Energy Transfer
6.125%, 12/15/2045	40,000	34,242
5.400%, 10/01/2047	30,000	23,826
5.350%, 05/15/2045	10,000	7,936
5.300%, 04/15/2047	10,000	7,853
4.950%, 06/15/2028	60,000	55,934
4.000%, 10/01/2027	30,000	27,165
Enterprise Products Operating
3.750%, 02/15/2025	50,000	48,149
EOG Resources
4.375%, 04/15/2030	30,000	28,471
Equities
7.000%, 02/01/2030	25,000	25,648
3.625%, 05/15/2031 (A)	40,000	33,287
Exxon Mobil
4.227%, 03/19/2040	5,000	4,284
3.452%, 04/15/2051	40,000	28,526
3.095%, 08/16/2049	15,000	10,206
Hess
4.300%, 04/01/2027	60,000	56,215
Marathon Petroleum
4.700%, 05/01/2025	90,000	88,139
Midwest Connector Capital
3.900%, 04/01/2024 (A)	80,000	76,978
MPLX
4.500%, 04/15/2038	30,000	23,984
1.750%, 03/01/2026	85,000	74,193
Sabal Trail Transmission
4.246%, 05/01/2028 (A)	90,000	82,340

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
Saudi Arabian Oil
1.250%, 11/24/2023 (A)	$20,000	$19,205
Spectra Energy Partners
3.375%, 10/15/2026	40,000	36,661
Tennessee Gas Pipeline
7.000%, 10/15/2028	30,000	31,079
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	10,000	7,355
TotalEnergies Capital International
3.461%, 07/12/2049	35,000	24,569
3.127%, 05/29/2050	50,000	33,039
2.986%, 06/29/2041	30,000	21,049
Williams
5.800%, 11/15/2043	30,000	26,822
2.600%, 03/15/2031	30,000	23,508

		1,260,137

FINANCIALS — 28.0%
American International Group
4.750%, 04/01/2048	20,000	16,546
4.375%, 06/30/2050	50,000	39,108
ANZ New Zealand Int’l
1.250%, 06/22/2026 (A)	100,000	86,201
ASB Bank
1.625%, 10/22/2026 (A)	70,000	60,186
BAE Systems Holdings
3.850%, 12/15/2025 (A)	10,000	9,481
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	70,000	61,140
Banco Santander
2.706%, 06/27/2024	120,000	113,987
Bank of America
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (B)	150,000	143,088
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	35,000	24,202
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	20,000	15,498
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	35,000	26,431
Bank of America MTN
4.183%, 11/25/2027	90,000	82,516
3.458%, ICE LIBOR USD 3 Month + 0.970%, 03/15/2025 (B)	300,000	289,220
2.676%, U.S. SOFR + 1.930%, 06/19/2041(B)	130,000	82,413

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
Bank of Montreal MTN
3.300%, 02/05/2024	$80,000	$78,055
Barclays
3.932%, ICE LIBOR USD 3 Month + 1.610%, 05/07/2025 (B)	80,000	76,139
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	30,000	21,740
BNP Paribas
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A) (B)	60,000	53,656
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A) (B)	100,000	84,262
BPCE
1.652%, U.S. SOFR + 1.520%, 10/06/2026 (A) (B)	50,000	42,954
CI Financial
4.100%, 06/15/2051	50,000	28,424
Citigroup
5.500%, 09/13/2025	50,000	49,570
4.300%, 11/20/2026	10,000	9,436
3.887%, ICE LIBOR USD 3 Month + 1.563%, 01/10/2028 (B)	10,000	9,158
3.200%, 10/21/2026	20,000	18,230
2.976%, U.S. SOFR + 1.422%, 11/05/2030 (B)	10,000	8,160
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	30,000	18,969
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	35,000	26,675
CNO Global Funding
1.750%, 10/07/2026 (A)	60,000	51,460
Corebridge Financial
3.900%, 04/05/2032 (A)	40,000	33,490
3.850%, 04/05/2029 (A)	75,000	65,561
3.500%, 04/04/2025 (A)	65,000	61,314
Credit Agricole
1.247%, U.S. SOFR + 0.892%, 01/26/2027 (A) (B)	70,000	58,940
Credit Suisse NY
4.750%, 08/09/2024	145,000	137,668
3.700%, 02/21/2025	105,000	96,071
Deutsche Bank NY
0.962%, 11/08/2023	70,000	66,767
0.898%, 05/28/2024	90,000	82,609

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (A)	$25,000	$21,347
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/2024 (A)	110,000	101,945
First American Financial
2.400%, 08/15/2031	80,000	55,864
GA Global Funding Trust
3.850%, 04/11/2025 (A)	90,000	85,244
1.950%, 09/15/2028 (A)	90,000	72,033
1.000%, 04/08/2024 (A)	100,000	92,859
Goldman Sachs Group
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (B)	20,000	16,229
3.800%, 03/15/2030	5,000	4,313
3.500%, 01/23/2025	50,000	47,858
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	30,000	20,466
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	65,000	43,190
2.640%, U.S. SOFR + 1.114%, 02/24/2028 (B)	70,000	60,529
2.600%, 02/07/2030	10,000	7,952
1.992%, U.S. SOFR + 1.090%, 01/27/2032 (B)	5,000	3,649
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (B)	100,000	84,977
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	150,000	128,361
Goldman Sachs Group MTN
3.850%, 07/08/2024	40,000	39,096
Guardian Life Global Funding
1.400%, 07/06/2027 (A)	20,000	16,743
Huntington Bancshares
4.000%, 05/15/2025	40,000	38,539
ING Groep
4.625%, 01/06/2026 (A)	50,000	47,594
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (B)	5,000	4,157
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (B)	85,000	79,849
3.550%, 04/09/2024	70,000	67,966
Intercontinental Exchange
1.850%, 09/15/2032	50,000	36,299
JPMorgan Chase
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (B)	90,000	82,577
4.250%, 10/01/2027	30,000	28,174
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (B)	60,000	43,687
3.875%, 09/10/2024	10,000	9,742
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	25,000	16,179

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
3.220%, ICE LIBOR USD 3 Month + 1.155%, 03/01/2025 (B)	$50,000	$48,290
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (B)	80,000	64,715
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	40,000	29,339
KeyBank
4.150%, 08/08/2025	70,000	67,659
Lloyds Banking Group
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	30,000	25,679
4.716%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 08/11/2026 (B)	105,000	99,256
Morgan Stanley
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)	80,000	74,048
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	65,000	44,274
Morgan Stanley MTN
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)	60,000	51,904
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (B)	100,000	91,249
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A) (B)	80,000	67,768
New York Life Global Funding
1.850%, 08/01/2031 (A)	40,000	30,402
PNC Financial Services Group
2.600%, 07/23/2026	130,000	117,436
RGA Global Funding
2.700%, 01/18/2029 (A)	65,000	53,851
Royal Bank of Canada MTN
2.300%, 11/03/2031	30,000	22,800
S&P Global
2.900%, 03/01/2032 (A)	85,000	69,973
2.450%, 03/01/2027 (A)	40,000	35,829
SVB Financial Group
1.800%, 10/28/2026	50,000	42,240
Truist Bank
3.200%, 04/01/2024	110,000	106,798
2.250%, 03/11/2030	10,000	7,776
Truist Financial MTN
2.850%, 10/26/2024	40,000	38,163
UBS Group
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A) (B)	175,000	162,561

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (A) (B)	$45,000	$42,686
4.125%, 09/24/2025 (A)	20,000	18,863
US Bancorp
2.491%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036 (B)	60,000	44,056
Wells Fargo MTN
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (B)	20,000	18,260
4.650%, 11/04/2044	40,000	30,930
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	55,000	43,780
4.400%, 06/14/2046	15,000	11,103
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (B)	80,000	72,479
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B)	120,000	102,525
Westpac Banking
1.953%, 11/20/2028	15,000	12,430

		5,335,865

HEALTH CARE — 8.4%
Abbott Laboratories
4.900%, 11/30/2046	10,000	9,320
AbbVie
4.850%, 06/15/2044	20,000	17,030
4.550%, 03/15/2035	10,000	8,899
4.250%, 11/21/2049	70,000	54,290
4.050%, 11/21/2039	56,000	45,108
2.950%, 11/21/2026	170,000	155,225
Amgen
4.875%, 03/01/2053	15,000	12,722
4.200%, 02/22/2052	10,000	7,649
3.350%, 02/22/2032	15,000	12,777
AstraZeneca
3.375%, 11/16/2025	30,000	28,591
Astrazeneca Finance
1.750%, 05/28/2028	90,000	75,308
1.200%, 05/28/2026	70,000	61,094
Boston Scientific
3.450%, 03/01/2024	31,000	30,332
Bristol-Myers Squibb
4.550%, 02/20/2048	24,000	20,500
3.700%, 03/15/2052	35,000	25,983
2.550%, 11/13/2050	40,000	23,990

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
CVS Health
3.000%, 08/15/2026	$40,000	$36,668
1.750%, 08/21/2030	60,000	45,669
Elevance Health
6.100%, 10/15/2052	55,000	56,096
3.650%, 12/01/2027	70,000	64,785
Gilead Sciences
4.000%, 09/01/2036	30,000	25,183
HCA
5.250%, 06/15/2049	20,000	16,164
5.125%, 06/15/2039	5,000	4,157
3.625%, 03/15/2032 (A)	120,000	97,447
Kaiser Foundation Hospitals
4.150%, 05/01/2047	30,000	23,644
Northwell Healthcare
4.260%, 11/01/2047	10,000	7,407
PerkinElmer
0.850%, 09/15/2024	70,000	64,646
Smith & Nephew
2.032%, 10/14/2030	40,000	29,489
Thermo Fisher Scientific
2.000%, 10/15/2031	17,000	13,339
1.750%, 10/15/2028	20,000	16,662
1.215%, 10/18/2024	220,000	204,835
UnitedHealth Group
6.050%, 02/15/2063	35,000	36,012
5.875%, 02/15/2053	115,000	117,512
4.750%, 05/15/2052	15,000	13,127
3.700%, 12/15/2025	30,000	28,891
3.500%, 02/15/2024	70,000	68,854
3.250%, 05/15/2051	10,000	6,785
2.300%, 05/15/2031	55,000	44,081

		1,610,271

INDUSTRIALS — 9.3%
AerCap Ireland Capital DAC
3.400%, 10/29/2033	35,000	25,372
3.300%, 01/30/2032	35,000	26,278
3.000%, 10/29/2028	60,000	48,463
2.450%, 10/29/2026	40,000	33,825
1.650%, 10/29/2024	110,000	99,988
1.150%, 10/29/2023	120,000	113,744

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS (continued)
Boeing
5.805%, 05/01/2050	$140,000	$120,298
5.150%, 05/01/2030	60,000	55,469
5.040%, 05/01/2027	190,000	183,373
3.250%, 02/01/2028	30,000	26,068
3.100%, 05/01/2026	60,000	54,142
2.196%, 02/04/2026	110,000	97,802
Burlington Northern Santa Fe
4.150%, 04/01/2045	60,000	47,997
Canadian Pacific Railway
6.125%, 09/15/2115	30,000	27,286
3.100%, 12/02/2051	20,000	12,717
Carrier Global
2.242%, 02/15/2025	7,000	6,519
CSX
4.100%, 11/15/2032	100,000	90,111
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	190,000	167,471
Honeywell International
5.000%, 02/15/2033	90,000	89,216
John Deere Capital MTN
2.650%, 06/24/2024	20,000	19,299
1.250%, 01/10/2025	115,000	106,611
Lockheed Martin
5.900%, 11/15/2063	10,000	10,173
5.700%, 11/15/2054	25,000	25,220
Northrop Grumman
2.930%, 01/15/2025	90,000	85,794
Raytheon Technologies
4.450%, 11/16/2038	30,000	25,651
3.950%, 08/16/2025	70,000	67,905
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	100,000	83,095
Union Pacific
3.500%, 02/14/2053	20,000	13,992
3.375%, 02/14/2042	10,000	7,459
Union Pacific MTN
3.550%, 08/15/2039	5,000	3,895
United Airlines Class AA Pass Through Trust
4.150%, 08/25/2031	25,551	22,134

		1,797,367

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — 5.6%
Adobe
2.150%, 02/01/2027	$110,000	$98,839
Analog Devices
1.700%, 10/01/2028	40,000	33,069
Apple
3.250%, 02/23/2026	50,000	47,663
3.000%, 02/09/2024	90,000	88,168
2.650%, 02/08/2051	120,000	74,664
2.375%, 02/08/2041	80,000	53,513
Broadcom
3.419%, 04/15/2033 (A)	100,000	76,264
3.137%, 11/15/2035 (A)	30,000	20,808
2.450%, 02/15/2031 (A)	60,000	45,182
Fidelity National Information Services
5.100%, 07/15/2032	90,000	84,670
Fiserv
3.200%, 07/01/2026	20,000	18,363
Intel
4.900%, 08/05/2052	85,000	70,733
4.150%, 08/05/2032	55,000	49,193
Mastercard
3.300%, 03/26/2027	30,000	28,149
Microsoft
2.921%, 03/17/2052	70,000	47,395
2.875%, 02/06/2024	10,000	9,784
2.525%, 06/01/2050	20,000	12,568
2.400%, 08/08/2026	40,000	37,011
Oracle
4.000%, 11/15/2047	5,000	3,304
3.950%, 03/25/2051	5,000	3,270
3.850%, 07/15/2036	70,000	52,420
3.650%, 03/25/2041	25,000	16,951
3.600%, 04/01/2050	5,000	3,078
QUALCOMM
1.650%, 05/20/2032	20,000	15,038
salesforce.com
2.900%, 07/15/2051	30,000	19,306
Vontier
2.950%, 04/01/2031	90,000	63,195

		1,072,598

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — 2.2%
Celanese US Holdings
6.165%, 07/15/2027	$200,000	$188,958
Eagle Materials
2.500%, 07/01/2031	80,000	58,781
Freeport-McMoRan
5.250%, 09/01/2029	67,000	62,317
4.625%, 08/01/2030	21,000	18,589
4.250%, 03/01/2030	10,000	8,741
International Flavors & Fragrances
3.268%, 11/15/2040 (A)	40,000	26,635
Minera Mexico
4.500%, 01/26/2050 (A)	30,000	20,067
PPG Industries
1.200%, 03/15/2026	50,000	43,306

		427,394

REAL ESTATE — 7.1%
Agree
4.800%, 10/01/2032	65,000	56,847
2.000%, 06/15/2028	80,000	63,931
Alexandria Real Estate Equities
3.550%, 03/15/2052	45,000	29,099
Brixmor Operating Partnership
2.500%, 08/16/2031	15,000	10,759
2.250%, 04/01/2028	40,000	31,989
Equinix
2.625%, 11/18/2024	160,000	150,688
Extra Space Storage
3.900%, 04/01/2029	80,000	70,081
Invitation Homes Operating Partnership
2.300%, 11/15/2028	70,000	55,717
Mid-America Apartments
1.100%, 09/15/2026	50,000	42,269
Ontario Teachers’ Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	80,000	60,147
Piedmont Operating Partnership
2.750%, 04/01/2032	30,000	20,706
Prologis
2.250%, 01/15/2032	25,000	18,878
Public Storage
1.950%, 11/09/2028	60,000	49,387

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE (continued)
Regency Centers
4.650%, 03/15/2049	$25,000	$18,641
Rexford Industrial Realty
2.150%, 09/01/2031	35,000	25,694
2.125%, 12/01/2030	55,000	41,180
Scentre Group Trust 1
3.750%, 03/23/2027 (A)	10,000	9,012
3.500%, 02/12/2025 (A)	20,000	18,910
3.250%, 10/28/2025 (A)	10,000	9,170
Simon Property Group
2.450%, 09/13/2029	50,000	40,068
1.750%, 02/01/2028	15,000	12,284
Spirit Realty
3.200%, 02/15/2031	40,000	30,629
2.100%, 03/15/2028	40,000	31,504
Sun Communities Operating
2.300%, 11/01/2028	210,000	167,582
VICI Properties
4.950%, 02/15/2030	120,000	107,889
4.750%, 02/15/2028	95,000	86,747
4.625%, 12/01/2029 (A)	70,000	61,309
4.375%, 05/15/2025	40,000	38,140
4.125%, 08/15/2030 (A)	20,000	16,506

		1,375,763

UTILITIES — 8.2%
AES
3.300%, 07/15/2025 (A)	30,000	27,657
2.450%, 01/15/2031	10,000	7,553
Black Hills
4.350%, 05/01/2033	20,000	17,131
CenterPoint Energy Houston Electric
3.000%, 03/01/2032	25,000	20,880
2.900%, 07/01/2050	10,000	6,281
Cleco Corporate Holdings
3.375%, 09/15/2029	30,000	24,584
Commonwealth Edison
4.000%, 03/01/2049	20,000	15,155
3.200%, 11/15/2049	30,000	19,789
3.100%, 11/01/2024	20,000	19,177
3.000%, 03/01/2050	30,000	19,105

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
Constellation Energy Generation
6.250%, 10/01/2039	$45,000	$43,394
5.750%, 10/01/2041	50,000	45,062
5.600%, 06/15/2042	20,000	17,636
Consumers Energy
4.200%, 09/01/2052	10,000	7,968
3.500%, 08/01/2051	10,000	7,005
Dominion Energy
4.850%, 08/15/2052	10,000	8,217
3.375%, 04/01/2030	40,000	34,315
1.450%, 04/15/2026	140,000	122,238
DTE Energy
4.220%, 11/01/2024 (C)	105,000	102,528
Duke Energy Carolinas
2.850%, 03/15/2032	45,000	36,811
Duke Energy Ohio
4.300%, 02/01/2049	50,000	38,142
2.125%, 06/01/2030	20,000	15,788
Duke Energy Progress
4.100%, 05/15/2042	70,000	54,769
East Ohio Gas
3.000%, 06/15/2050 (A)	20,000	12,092
Entergy
2.950%, 09/01/2026	50,000	45,538
2.400%, 06/15/2031	40,000	30,353
Entergy Texas
3.550%, 09/30/2049	60,000	40,231
Eversource Energy
2.900%, 10/01/2024	50,000	47,759
Georgia Power
4.300%, 03/15/2043	60,000	47,403
Indiana Michigan Power
4.250%, 08/15/2048	10,000	7,568
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	30,000	23,144
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	60,000	46,788
MidAmerican Energy
3.150%, 04/15/2050	60,000	39,188
NextEra Energy Capital Holdings
4.450%, 06/20/2025	155,000	151,915

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
Oglethorpe Power
5.375%, 11/01/2040	$70,000	$59,632
5.250%, 09/01/2050	50,000	40,334
Oncor Electric Delivery
4.950%, 09/15/2052 (A)	15,000	13,483
3.750%, 04/01/2045	40,000	29,841
3.700%, 05/15/2050	10,000	7,331
Pacific Gas and Electric
4.950%, 07/01/2050	5,000	3,731
4.200%, 06/01/2041	5,000	3,529
2.500%, 02/01/2031	30,000	22,396
2.100%, 08/01/2027	70,000	57,511
Public Service of Colorado
3.200%, 03/01/2050	30,000	20,022
Puget Energy
2.379%, 06/15/2028	60,000	49,523
Sempra Energy
4.000%, 02/01/2048	5,000	3,552
3.800%, 02/01/2038	20,000	15,203
Southern
1.750%, 03/15/2028	30,000	24,558
Southern California Gas
4.300%, 01/15/2049	10,000	7,599
Union Electric
4.000%, 04/01/2048	20,000	14,909

		1,576,318

TOTAL CORPORATE OBLIGATIONS (Cost $21,214,420)		17,500,395

U.S. TREASURY OBLIGATIONS — 5.2%

U.S. Treasury Bonds
3.375%, 08/15/2042	255,000	220,097
2.875%, 05/15/2052	710,000	551,359
U.S. Treasury Notes
4.250%, 10/15/2025	130,000	129,350

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
4.125%, 09/30/2027	$100,000	$99,453

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,073,899)		1,000,259

SOVEREIGN DEBT — 1.3%

Indonesia Government International Bond
4.650%, 09/20/2032	80,000	73,856
Israel Government International Bond
3.875%, 07/03/2050	20,000	15,207
Mexico Government International Bond
5.000%, 04/27/2051	15,000	11,419
4.500%, 01/31/2050	30,000	21,387
Panama Government International Bond
4.500%, 04/16/2050	30,000	20,495
3.160%, 01/23/2030	60,000	48,951
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	10,000	6,763
Philippine Government International Bond
5.609%, 04/13/2033	15,000	14,978
3.200%, 07/06/2046	30,000	19,671
2.950%, 05/05/2045	10,000	6,479

TOTAL SOVEREIGN DEBT (Cost $311,597)		239,206

MUNICIPAL BOND — 0.3%

CALIFORNIA — 0.3%
California State, GO
7.600%, 11/01/2040	50,000	60,130

TOTAL MUNICIPAL BOND
(Cost $85,121)		60,130

TOTAL INVESTMENTS— 98.0% (Cost $22,685,037)		$18,799,990

Percentages are based on Net Assets of $19,183,550.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
October 31, 2022

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2022, the value of these securities amounted to $3,015,593, representing 15.7% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

DAC — Designated Activity Company

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

As of October 31, 2022, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Retirement Income 2040 Fund
October 31, 2022

SECTOR WEIGHTING † (unaudited)

100.0% Open-End Mutual Fund

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

Open-end Mutual Funds — 161.7%

	Shares	Value
Legal & General Cash Flow Matched Bond Fund ,*	1,938	$17,897
Legal & General Long Duration U.S. Credit Fund ,*	2,866	19,920
Legal & General MSCI World Index Fund ,*	9,215	75,641
Legal & General U.S. Credit Fund ,*	1,581	12,568

TOTAL Open-end Mutual Funds
(Cost $142,802)		126,026

TOTAL INVESTMENTS— 161.7%
(Cost $142,802)		$126,026

Percentages are based on Net Assets of $77,954.

*	Affiliated investment.

The following is a summary of the transactions with affiliated investments for the period ended October 31, 2022 ($ Thousands):

Value at 10/31/21	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 10/31/22	Shares	Dividend Income
Legal & General Cash Flow Matched Bond Fund
$ -	$ 27,619	$ (9,347)	$ (819)	$ 444	$ 17,897	1,938	$ 164
Legal & General Long Duration U.S. Credit Fund

-	33,922	(9,719)	(4,504)	221	19,920	2,866	502
Legal & General MSCI World Index Fund

-	130,805	(38,999)	(9,922)	(6,243)	75,641	9,215	1,107
Legal & General U.S. Credit Fund

-	33,024	(17,046)	(1,531)	(1,879)	12,568	1,581	326
Totals:
$ -	$ 225,370	$ (75,111)	$ (16,776)	$ (7,457)	$ 126,026	15,600	$ 2,099

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Retirement Income 2040 Fund
October 31, 2022

Amounts designated as “—” are $0 or have been rounded to $0.

As of October 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
October 31, 2022

SECTOR WEIGHTING † (unaudited)

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 97.7%

	Face Amount	Value
COMMUNICATION SERVICES — 8.3%
Alphabet
0.800%, 08/15/2027	$100,000	$84,215
AT&T
2.300%, 06/01/2027	100,000	87,273
Comcast
3.950%, 10/15/2025	100,000	96,714
NTT Finance
1.162%, 04/03/2026 (A)	200,000	173,540
Paramount Global
4.750%, 05/15/2025	167,000	163,107
Sky
3.750%, 09/16/2024 (A)	200,000	194,469
Verizon Communications
0.850%, 11/20/2025	400,000	351,801
0.750%, 03/22/2024	500,000	472,162
Walt Disney
1.750%, 08/30/2024	250,000	236,249

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES (continued)
Warnermedia Holdings
3.755%, 03/15/2027 (A)	$100,000	$88,998

		1,948,528

CONSUMER DISCRETIONARY — 6.0%
Amazon.com
0.800%, 06/03/2025	200,000	181,018
BMW US Capital
0.750%, 08/12/2024 (A)	125,000	115,557
General Motors
4.000%, 04/01/2025	250,000	239,659
Home Depot
2.875%, 04/15/2027	150,000	137,900
Honda Motor
2.534%, 03/10/2027	100,000	89,457
Lowe’s
2.500%, 04/15/2026	300,000	274,922
McDonald’s MTN
1.450%, 09/01/2025	200,000	181,912
Target
1.950%, 01/15/2027	200,000	179,228

		1,399,653

CONSUMER STAPLES — 8.6%
Altria Group
2.350%, 05/06/2025	100,000	92,312
Cargill
3.625%, 04/22/2027 (A)	100,000	94,217
0.400%, 02/02/2024 (A)	100,000	94,262
Coca-Cola
1.450%, 06/01/2027	100,000	86,828
Diageo Capital
1.375%, 09/29/2025	200,000	180,424
Hormel Foods
0.650%, 06/03/2024	100,000	93,416
Mars
0.875%, 07/16/2026 (A)	200,000	172,151
McCormick
3.150%, 08/15/2024	150,000	144,373
PepsiCo
2.375%, 10/06/2026	150,000	137,196

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES (continued)
Procter & Gamble
2.450%, 11/03/2026	$200,000	$184,309
Walmart
2.850%, 07/08/2024	250,000	242,603
2.350%, 12/15/2022	475,000	473,884

		1,995,975

ENERGY — 4.8%
BP Capital Markets
2.500%, 11/06/2022	250,000	249,931
Chevron
1.141%, 05/11/2023	100,000	98,121
ConocoPhillips
3.350%, 11/15/2024	250,000	243,233
Enterprise Products Operating
3.950%, 02/15/2027	100,000	94,332
Kinder Morgan
4.300%, 06/01/2025	150,000	145,900
Shell International Finance BV
3.500%, 11/13/2023	285,000	281,174

		1,112,691

FINANCIALS — 30.0%
Aflac
2.875%, 10/15/2026	150,000	138,278
1.125%, 03/15/2026	100,000	87,545
American Express
3.000%, 10/30/2024	100,000	95,554
Bank of America
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (B)	300,000	298,909
Bank of America MTN
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/2027 (B)	100,000	92,029
0.981%, U.S. SOFR + 0.910%, 09/25/2025 (B)	125,000	113,585
Bank of Montreal MTN
2.650%, 03/08/2027	125,000	110,769
Bank of Nova Scotia
0.400%, 09/15/2023	200,000	191,981
Berkshire Hathaway Finance
2.300%, 03/15/2027	150,000	135,557

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
Charles Schwab
3.850%, 05/21/2025	$125,000	$121,372
Citibank
3.650%, 01/23/2024	200,000	196,972
Citigroup
3.200%, 10/21/2026	250,000	227,882
Corebridge Financial
3.650%, 04/05/2027 (A)	175,000	158,708
European Investment Bank
0.375%, 07/24/2024	250,000	232,736
European Investment Bank MTN
3.125%, 12/14/2023	200,000	196,670
GA Global Funding Trust
0.800%, 09/13/2024 (A)	250,000	225,964
Goldman Sachs Group
3.750%, 02/25/2026	100,000	93,960
3.625%, 02/20/2024	275,000	268,875
Inter-American Development Bank MTN
0.875%, 04/03/2025	300,000	274,807
International Bank for Reconstruction & Development
0.250%, 11/24/2023	350,000	334,102
Jackson Financial
1.125%, 11/22/2023	250,000	238,765
JPMorgan Chase
3.625%, 05/13/2024	200,000	196,025
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (B)	450,000	410,612
Kreditanstalt fuer Wiederaufbau
0.375%, 07/18/2025	350,000	313,086
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	200,000	195,162
MetLife
4.368%, 09/15/2023	100,000	99,416
Metropolitan Life Global Funding I MTN
0.700%, 09/27/2024 (A)	220,000	201,627
Morgan Stanley MTN
3.875%, 04/29/2024	200,000	195,958
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (B)	200,000	188,744
New York Life Global Funding
2.350%, 07/14/2026 (A)	200,000	181,379
Northwestern Mutual Global Funding
1.750%, 01/11/2027 (A)	100,000	86,509

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
PNC Financial Services Group
1.150%, 08/13/2026	$125,000	$107,321
Royal Bank of Canada MTN
1.400%, 11/02/2026	100,000	85,170
S&P Global
2.450%, 03/01/2027 (A)	200,000	179,146
Toronto-Dominion Bank MTN
2.800%, 03/10/2027	200,000	178,363
1.950%, 01/12/2027	150,000	129,983
US Bancorp
1.450%, 05/12/2025	100,000	91,387
Wells Fargo MTN
3.550%, 09/29/2025	100,000	94,767
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (B)	250,000	226,497

		6,996,172

HEALTH CARE — 11.7%
Abbott Laboratories
3.750%, 11/30/2026	100,000	96,100
AbbVie
2.300%, 11/21/2022	600,000	599,247
Amgen
2.200%, 02/21/2027	125,000	110,978
Astrazeneca Finance
0.700%, 05/28/2024	100,000	93,421
Bristol-Myers Squibb
0.750%, 11/13/2025	155,000	137,096
Cigna
4.125%, 11/15/2025	100,000	96,575
DH Europe Finance II Sarl
2.050%, 11/15/2022	500,000	499,537
Elevance Health
2.375%, 01/15/2025	100,000	93,998
0.450%, 03/15/2023	225,000	221,295
Gilead Sciences
0.750%, 09/29/2023	150,000	144,352
Johnson & Johnson
0.550%, 09/01/2025	150,000	134,012
Merck
1.700%, 06/10/2027	125,000	108,924

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
Pfizer
3.400%, 05/15/2024	$150,000	$146,914
UnitedHealth Group
3.700%, 12/15/2025	250,000	240,755

		2,723,204

INDUSTRIALS — 7.6%
Burlington Northern Santa Fe
3.650%, 09/01/2025	300,000	288,679
Canadian Pacific Railway
1.750%, 12/02/2026	325,000	282,689
Caterpillar Financial Services MTN
2.150%, 11/08/2024	175,000	165,887
John Deere Capital MTN
2.650%, 06/24/2024	270,000	260,534
Northrop Grumman
3.250%, 08/01/2023	250,000	246,573
Parker-Hannifin
4.250%, 09/15/2027	100,000	94,837
Raytheon Technologies
2.650%, 11/01/2026	300,000	272,919
Waste Management
0.750%, 11/15/2025	200,000	176,659

		1,788,777

INFORMATION TECHNOLOGY — 7.4%
Apple
2.450%, 08/04/2026	170,000	156,476
2.400%, 05/03/2023	200,000	197,768
Intel
3.750%, 08/05/2027	150,000	141,160
Mastercard
2.950%, 11/21/2026	100,000	93,038
Microsoft
2.400%, 08/08/2026	500,000	462,633
PayPal Holdings
2.650%, 10/01/2026	100,000	91,235
QUALCOMM
3.250%, 05/20/2027	100,000	92,891
Salesforce
0.625%, 07/15/2024	250,000	232,852

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Texas Instruments
1.125%, 09/15/2026	$185,000	$161,003
Visa
3.150%, 12/14/2025	100,000	95,168

		1,724,224

MATERIALS — 0.4%
Ecolab
1.650%, 02/01/2027	100,000	87,183

REAL ESTATE — 6.7%
Alexandria Real Estate Equities
3.950%, 01/15/2027	200,000	187,416
ERP Operating
2.850%, 11/01/2026	250,000	226,350
Mid-America Apartments
1.100%, 09/15/2026	325,000	274,750
Prologis
2.125%, 04/15/2027	100,000	87,799
Public Storage
1.500%, 11/09/2026	300,000	261,320
Realty Income
4.625%, 11/01/2025	150,000	146,572
4.600%, 02/06/2024	100,000	99,290
Simon Property Group
2.000%, 09/13/2024	300,000	281,967

		1,565,464

UTILITIES — 6.2%
American Water Capital
2.950%, 09/01/2027	100,000	90,128
CMS Energy
2.950%, 02/15/2027	100,000	89,134
Connecticut Light and Power
3.200%, 03/15/2027	100,000	92,243
Duke Energy Florida
3.200%, 01/15/2027	150,000	139,160
Entergy Louisiana
0.950%, 10/01/2024	100,000	92,270
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	250,000	230,083

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
NextEra Energy Capital Holdings
1.875%, 01/15/2027	$125,000	$108,172
Oncor Electric Delivery
2.750%, 06/01/2024	175,000	168,694
Public Service Electric and Gas MTN
2.250%, 09/15/2026	200,000	179,355
Southern California Gas
2.950%, 04/15/2027	175,000	158,218
Virginia Electric and Power
3.500%, 03/15/2027	100,000	93,218

		1,440,675

TOTAL CORPORATE OBLIGATIONS (Cost $24,466,383)		22,782,546

U.S. TREASURY OBLIGATION — 1.6%

U.S. Treasury Note
4.125%, 09/30/2027	370,000	367,861

TOTAL U.S. TREASURY OBLIGATION (Cost $368,034)		367,861

TOTAL INVESTMENTS— 99.3% (Cost $24,834,417)		$23,150,407

Percentages are based on Net Assets of $23,320,063.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2022, the value of these securities amounted to $2,161,689, representing 9.3% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
October 31, 2022

USD — U.S. Dollar

The open futures contracts held by the Fund at October 31, 2022, are as follows:

Type of Contract	Number of	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	2	Jan-2023	$417,453	$408,767	$(8,686)
U.S. 5-Year Treasury Note	5	Jan-2023	552,507	532,969	(19,538)

			$969,960	$941,736	$(28,224)

The following is a summary of the inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$22,782,546	$–	$22,782,546
U.S. Treasury Obligation	–	367,861	–	367,861

Total Investments in Securities	$–	$23,150,407	$–	$23,150,407

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(28,224)	–	–	(28,224)

Total Other Financial Instruments	$(28,224)	$–	$–	$(28,224)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SECTOR WEIGHTING † (unaudited)

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.9%

	Shares	Value
COMMUNICATION SERVICES — 6.0%
Activision Blizzard	327	$23,806
Adevinta, Cl B (A)	103	705
Alphabet, Cl A (A)	2,545	240,528
Alphabet, Cl C (A)	2,401	227,279
AMC Entertainment Holdings, Cl A (A)	206	1,372
AT&T	3,007	54,818
Auto Trader Group (B)	384	2,297
BCE	29	1,308
Bezeq The Israeli Telecommunication	1,048	1,856
Bollore	355	1,777
BT Group, Cl A	2,950	4,391
Cable One	2	1,719
Cameco	159	3,771
Capcom	100	2,788
Cellnex Telecom (A) (B)	244	7,981
Charter Communications, Cl A (A)	50	18,381
Comcast, Cl A	1,904	60,433
CyberAgent	200	1,646

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES (continued)
Dentsu Group	100	$3,117
Deutsche Telekom	1,427	27,026
DISH Network, Cl A (A)	99	1,476
Electronic Arts	144	18,138
Elisa	57	2,755
Embracer Group, Cl B (A)	370	1,782
Fox	190	5,387
Hakuhodo DY Holdings	100	845
HKT Trust & HKT	2,000	2,260
IAC (A)	32	1,558
Informa	602	3,836
Infrastrutture Wireless Italiane (B)	136	1,201
Interpublic Group of	158	4,707
Kakaku.com	100	1,695
KDDI	700	20,690
Koninklijke KPN	1,350	3,777
Liberty Broadband, Cl C (A)	56	4,728
Liberty Global (A)	138	2,437
Liberty Global, Cl A (A)	65	1,096
Liberty Media -Liberty Formula One, Cl C (A)	78	4,503
Liberty Media -Liberty SiriusXM (A)	119	5,032
Live Nation Entertainment (A)	86	6,846
Lumen Technologies	377	2,775
Match Group (A)	119	5,141
Meta Platforms, Cl A (A)	977	91,017
Netflix (A)	199	58,084
News	157	2,649
Nexon	200	3,359
Nippon Telegraph & Telephone	500	13,766
Omnicom Group	86	6,257
Orange	801	7,624
Paramount Global, Cl B	243	4,452
Pearson	303	3,337
Pinterest, Cl A (A)	222	5,461
Proximus SADP	62	650
Publicis Groupe	91	5,103
Quebecor, Cl B	67	1,263
REA Group	21	1,633
ROBLOX, Cl A (A)	155	6,935
Rogers Communications, Cl B	142	5,911
Roku, Cl A (A)	47	2,610
Scout24 (B)	35	1,794

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES (continued)
Sea ADR (A)	160	$7,949
SEEK	134	1,851
Shaw Communications, Cl B	237	6,087
Singapore Telecommunications (A)	3,300	5,828
Sirius XM Holdings	405	2,446
Snap, Cl A (A)	464	4,598
SoftBank	1,200	11,827
SoftBank Group	500	21,521
Spark New Zealand	747	2,224
Swisscom	10	4,936
Take-Two Interactive Software (A)	71	8,412
Tele2, Cl B	205	1,681
Telecom Italia (A)	4,001	783
Telefonica	2,112	7,274
Telefonica Deutschland Holding	419	913
Telenor	281	2,554
Telia	1,093	2,895
Telstra Group	1,669	4,185
TELUS	181	3,780
T-Mobile US (A)	267	40,466
Toho	100	3,564
Trade Desk, Cl A (A)	197	10,488
Ubisoft Entertainment (A)	37	1,015
United Internet	39	729
Universal Music Group	291	5,709
Verizon Communications	1,775	66,332
Vivendi	311	2,546
Vodafone Group	11,628	13,554
Walt Disney (A)	780	83,101
Warner Bros Discovery (A)	945	12,285
WPP	478	4,199
Z Holdings	1,100	2,845
ZoomInfo Technologies, Cl A (A)	126	5,611

		1,365,757

CONSUMER DISCRETIONARY — 10.5%
Accor (A)	68	1,629
adidas	77	7,532
Advance Auto Parts	25	4,748
Ageas	69	2,389
Airbnb, Cl A (A)	163	17,426
Aisin	100	2,566

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Allianz	174	$31,330
Amazon.com (A)	3,882	397,672
Aptiv (A)	119	10,837
Aramark	92	3,358
Aristocrat Leisure	241	5,715
AutoZone (A)	9	22,796
Bandai Namco Holdings	100	6,619
Barratt Developments	408	1,760
Bath & Body Works	106	3,538
Bayerische Motoren Werke	147	11,552
Berkeley Group Holdings	45	1,791
Best Buy	90	6,157
Booking Holdings (A)	17	31,781
BorgWarner	96	3,603
Bridgestone	200	7,212
BRP	22	1,471
Burberry Group	162	3,372
Burlington Stores (A)	27	3,860
Caesars Entertainment (A)	86	3,761
Canadian Tire, Cl A	23	2,578
CarMax (A)	65	4,096
Carnival (A)	393	3,561
Chewy, Cl A (A)	36	1,394
Chipotle Mexican Grill, Cl A (A)	12	17,980
Chow Tai Fook Jewellery Group	800	1,370
Cie Financiere Richemont, Cl A	223	21,811
Cie Generale des Etablissements Michelin SCA	312	7,958
Compass Group	779	16,407
Continental	44	2,282
Darden Restaurants	52	7,443
Delivery Hero (A) (B)	65	2,142
Denso	200	9,940
D’ieteren Group	13	2,162
Dollar General	96	24,485
Dollar Tree (A)	99	15,691
Dollarama	116	6,893
Domino’s Pizza	15	4,984
Domino’s Pizza Enterprises	24	979
DoorDash, Cl A (A)	84	3,657
DR Horton	138	10,609
eBay	261	10,398
Electrolux, Cl B	92	1,135

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Entain	235	$3,404
EssilorLuxottica	125	19,808
Etsy (A)	51	4,789
Evolution (B)	84	7,859
Expedia Group (A)	65	6,076
Ferrari	58	11,435
Flutter Entertainment (A)	67	8,866
Ford Motor	1,675	22,395
Galaxy Entertainment Group (A)	1,000	4,567
Garmin	62	5,458
General Motors	603	23,668
Genting Singapore	2,400	1,365
Genuine Parts	57	10,138
Gildan Activewear	79	2,493
H & M Hennes & Mauritz, Cl B	294	2,961
Hasbro	52	3,393
Hermes International	13	16,836
Hilton Worldwide Holdings	122	16,502
Home Depot	434	128,520
Honda Motor	700	15,879
Hydro One (B)	132	3,310
IDP Education	84	1,590
Iida Group Holdings	100	1,389
Industria de Diseno Textil	490	11,109
InterContinental Hotels Group	73	3,931
Isuzu Motors	200	2,346
JD Sports Fashion	1,032	1,153
Just Eat Takeaway.com (A) (B)	72	1,235
Kering	32	14,664
Kingfisher	846	2,124
Klepierre (A)	81	1,629
Koito Manufacturing	200	2,843
La Francaise des Jeux SAEM (B)	38	1,239
Las Vegas Sands (A)	138	5,245
Lear	24	3,329
Lennar, Cl A	110	8,877
LKQ	112	6,232
Lottery (A)	890	2,442
Lowe’s	278	54,196
Lucid Group (A)	162	2,315
Lululemon Athletica (A)	52	17,110
Marriott International, Cl A	120	19,213

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Mazda Motor	200	$1,349
McDonald’s	313	85,343
MercadoLibre (A)	20	18,032
Mercedes-Benz Group	330	19,111
MGM Resorts International	154	5,478
Mohawk Industries (A)	24	2,274
Moncler	82	3,540
Newell Brands	153	2,113
Next	53	2,996
NIKE, Cl B	537	49,769
Nissan Motor	900	2,871
NVR (A)	2	8,476
O’Reilly Automotive (A)	28	23,441
Oriental Land	100	13,417
Pan Pacific International Holdings	200	3,283
Panasonic Holdings	900	6,443
Pandora	40	2,108
Persimmon	128	1,916
Pool	16	4,868
Prosus	357	15,538
PulteGroup	104	4,159
Puma	42	1,860
Rakuten Group (A)	400	1,792
Renault (A)	77	2,372
Restaurant Brands International	139	8,259
Rivian Automotive, Cl A (A)	140	4,896
Ross Stores	147	14,066
Royal Caribbean Cruises (A)	92	4,911
Sands China (A)	1,200	2,094
SEB	11	716
Sekisui Chemical	200	2,502
Sekisui House	300	4,993
Sharp (A)	100	599
Sodexo	35	3,104
Sony Group	500	33,586
Starbucks	492	42,602
Stellantis	993	13,405
Subaru	300	4,672
Sumitomo Electric Industries	300	3,135
Suzuki Motor	200	6,752
Swatch Group	42	3,955
Target	198	32,522

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Taylor Wimpey	1,459	$1,569
Tesla (A)	1,108	252,114
TJX	491	35,401
Toyota Motor	4,500	62,327
Tractor Supply	46	10,109
Ulta Beauty (A)	25	10,484
USS	100	1,511
Vail Resorts	16	3,506
Valeo	92	1,517
VF	134	3,786
Volkswagen	13	2,223
Volvo Car, Cl B (A)	276	1,172
Wayfair, Cl A (A)	29	1,100
Wesfarmers	496	14,423
Whirlpool	25	3,456
Whitbread	81	2,389
Wynn Resorts (A)	42	2,684
Yamaha	100	3,780
Yamaha Motor	100	2,065
Yum! Brands	117	13,835
Zalando (A) (B)	89	2,052
ZOZO	100	2,129

		2,161,313

CONSUMER STAPLES — 7.5%
Aeon	300	5,602
Ajinomoto	200	5,509
Alimentation Couche-Tard	367	16,433
Altria Group	786	36,368
Anheuser-Busch InBev	373	18,652
Archer-Daniels-Midland	244	23,663
Asahi Group Holdings	200	5,601
Associated British Foods	143	2,213
Barry Callebaut	1	1,891
Beiersdorf	40	3,842
British American Tobacco	928	36,540
Brown-Forman, Cl B	124	8,432
Budweiser Brewing APAC (B)	700	1,473
Bunge	72	7,106
Campbell Soup	79	4,180
Carlsberg, Cl B	40	4,714
Carrefour	254	4,088

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES (continued)
Chocoladefabriken Lindt & Spruengli	1	$9,587
Church & Dwight	99	7,339
Clorox	49	7,156
Coca-Cola	1,726	103,301
Coca-Cola Europacific Partners	82	3,858
Coca-Cola HBC (A)	80	1,745
Coles Group	538	5,620
Colgate-Palmolive	340	25,106
Conagra Brands	193	7,083
Constellation Brands, Cl A	69	17,049
Costco Wholesale	188	94,282
Danone	286	14,228
Davide Campari-Milano	210	1,887
Diageo	973	40,148
Empire	68	1,747
Endeavour Group	545	2,493
Essity, Cl B	246	5,200
Estee Lauder, Cl A	99	19,848
General Mills	246	20,069
George Weston	31	3,412
Haleon (A)	2,111	6,488
Heineken	118	9,865
Heineken Holding	46	3,141
HelloFresh (A)	66	1,321
Henkel & KGaA	42	2,468
Hershey	65	15,520
Hormel Foods	120	5,574
Imperial Brands	379	9,232
J M Smucker	44	6,629
J Sainsbury	710	1,583
Japan Tobacco	500	8,285
JDE Peet’s	40	1,146
Jeronimo Martins SGPS	115	2,384
Kao	200	7,519
Kellogg	103	7,912
Kerry Group, Cl A	64	5,566
Kesko, Cl B	110	2,142
Keurig Dr Pepper	345	13,400
Kikkoman	100	5,434
Kimberly-Clark	146	18,171
Kirin Holdings	400	5,890
Kobe Bussan	100	2,176

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES (continued)
Koninklijke Ahold Delhaize	471	$13,149
Kraft Heinz	320	12,310
Kroger	285	13,478
McCormick	100	7,864
Metro, Cl A	100	5,239
Molson Coors Beverage, Cl B	76	3,833
Mondelez International, Cl A	591	36,335
Monster Beverage (A)	163	15,276
Mowi	176	2,625
Nestle	1,189	129,474
Nisshin Seifun Group	100	1,081
Ocado Group (A)	196	1,062
Orkla	302	2,038
PepsiCo	580	105,316
Pernod Ricard	95	16,683
Philip Morris International	661	60,713
Procter & Gamble	1,015	136,690
Reckitt Benckiser Group	312	20,681
Remy Cointreau	9	1,380
Salmar	33	1,118
Seven & i Holdings	300	11,205
Shiseido	200	6,934
Suntory Beverage & Food	100	3,349
Swedish Match	637	6,554
Sysco	221	19,130
Tesco	3,114	7,682
Treasury Wine Estates	289	2,394
Tyson Foods, Cl A	118	8,065
Unicharm	200	6,096
Unilever	1,078	49,135
Walgreens Boots Alliance	332	12,118
Walmart	644	91,661
Welcia Holdings	100	2,092
WH Group	3,500	1,770
Wilmar International	800	2,193
Woolworths Group	509	10,751
Yakult Honsha	100	5,542

		1,552,327

ENERGY — 5.7%
Aker (A)	77	2,455
Aker BP	50	1,594

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
ENERGY (continued)
Ampol	95	$1,655
APA	147	6,683
ARC Resources	288	4,055
Baker Hughes, Cl A	400	11,064
BP	8,183	45,026
Canadian Natural Resources	493	29,569
Cenovus Energy	595	12,028
Cheniere Energy	97	17,112
Chevron	791	143,092
ConocoPhillips	548	69,097
Coterra Energy	355	11,051
Devon Energy	258	19,956
Diamondback Energy	69	10,840
Enbridge	866	33,741
ENEOS Holdings	1,200	3,953
Eni	1,157	15,155
EOG Resources	247	33,720
Equinor	428	15,659
Equities	144	6,025
Exxon Mobil	1,784	197,685
Galp Energia SGPS	200	2,031
Halliburton	395	14,386
Hess	124	17,494
Idemitsu Kosan	100	2,186
Imperial Oil	99	5,385
Inpex	400	4,084
Keyera	88	1,886
Kinder Morgan	907	16,435
Marathon Oil	304	9,257
Marathon Petroleum	235	26,701
Neste	170	7,449
Occidental Petroleum	389	28,241
OMV	59	2,719
ONEOK	202	11,983
Parkland	61	1,233
Pembina Pipeline	220	7,264
Phillips 66	210	21,901
Pioneer Natural Resources	99	25,384
Repsol	581	7,892
Santos	1,288	6,344
Schlumberger	592	30,802
Shell	3,163	87,201

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
ENERGY (continued)
Suncor Energy	595	$20,466
Targa Resources	89	6,085
TC Energy	402	17,657
Tenaris	189	2,933
Texas Pacific Land	3	6,912
TotalEnergies	1,046	56,957
Tourmaline Oil	124	6,987
Valero Energy	169	21,218
Williams	528	17,281
Woodside Energy Group	839	19,309

		1,205,278

FINANCIALS — 14.0%
3i Group	390	5,190
ABN AMRO Bank (B)	177	1,741
abrdn	871	1,588
Admiral Group	77	1,781
Aegon	749	3,468
Aflac	255	16,603
AIA Group	5,000	37,868
Allstate	119	15,024
Ally Financial	144	3,969
American Express	274	40,675
American Financial Group	29	4,208
American International Group	343	19,551
Ameriprise Financial	46	14,220
Amundi (B)	24	1,133
Annaly Capital Management	209	3,877
Aon, Cl A	91	25,616
Apollo Global Management	181	10,020
Arch Capital Group (A)	159	9,143
Arthur J Gallagher	93	17,398
Assurant	24	3,261
ASX	78	3,378
Australia & New Zealand Banking Group	1,286	21,025
Aviva	1,190	5,706
AXA	784	19,370
Baloise Holding	19	2,596
Banco Bilbao Vizcaya Argentaria	2,906	14,960
Banco Santander	7,186	18,620
Bank Hapoalim	501	4,835
Bank Leumi Le-Israel	751	7,173

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Bank of America	3,024	$108,985
Bank of Montreal	294	27,081
Bank of New York Mellon	329	13,854
Bank of Nova Scotia	517	24,989
Barclays	7,354	12,461
Berkshire Hathaway, Cl B (A)	543	160,234
BlackRock, Cl A	63	40,692
Blackstone	303	27,615
BNP Paribas	505	23,703
BOC Hong Kong Holdings	1,500	4,663
Brookfield Asset Management, Cl A	601	23,800
Brown & Brown	96	5,644
CaixaBank	1,775	5,882
Canadian Imperial Bank of Commerce	404	18,347
Capital One Financial	164	17,387
Carlyle Group	64	1,810
Cboe Global Markets	43	5,354
Charles Schwab	625	49,794
Chiba Bank	200	1,093
Chubb	179	38,465
Cincinnati Financial	61	6,303
Citigroup	824	37,789
Citizens Financial Group	206	8,425
CME Group, Cl A	153	26,515
Coinbase Global, Cl A (A)	53	3,511
Commerzbank (A)	401	3,208
Commonwealth Bank of Australia	741	49,616
Concordia Financial Group	400	1,219
Credit Suisse Group	1,062	4,380
Dai-ichi Life Holdings	400	6,342
Daiwa Securities Group	600	2,340
Danske Bank (A)	276	4,455
DBS Group Holdings	800	19,327
Deutsche Bank	828	7,904
Deutsche Boerse	77	12,529
Discover Financial Services	120	12,535
DNB Bank	373	6,602
Equitable Holdings	148	4,532
Equities	119	2,345
Erie Indemnity, Cl A	10	2,570
Erste Group Bank	138	3,404
Eurazeo	16	914

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Euronext (B)	34	$2,160
Everest Re Group	16	5,162
EXOR (A)	43	2,890
FactSet Research Systems	15	6,382
Fairfax Financial Holdings	10	4,911
Fidelity National Financial	109	4,292
Fifth Third Bancorp	277	9,886
FinecoBank Banca Fineco	245	3,303
First Citizens BancShares, Cl A	5	4,111
First Republic Bank	81	9,728
Franklin Resources	121	2,837
Futu Holdings ADR (A)	20	677
Gjensidige Forsikring	80	1,461
Globe Life	39	4,505
Goldman Sachs Group	147	50,643
Great-West Lifeco	112	2,593
Groupe Bruxelles Lambert	45	3,317
Hang Seng Bank	300	4,223
Hannover Rueck	24	3,909
Hargreaves Lansdown	143	1,252
Hartford Financial Services Group	139	10,065
Hong Kong Exchanges & Clearing	500	13,313
HSBC Holdings	8,527	43,740
Huntington Bancshares	592	8,987
iA Financial	43	2,393
IGM Financial	33	883
Industrivarden, Cl A	68	1,541
Industrivarden, Cl C	114	2,562
ING Groep	1,608	15,818
Insurance Australia Group	988	3,097
Intact Financial	81	12,308
Intercontinental Exchange	241	23,032
Intesa Sanpaolo	6,933	13,217
Invesco	139	2,130
Investor, Cl A	199	3,387
Investor, Cl B	750	12,251
Israel Discount Bank, Cl A	466	2,653
Japan Exchange Group	200	2,628
Japan Post Bank	200	1,332
Japan Post Holdings	1,000	6,722
Japan Post Insurance	100	1,478
JPMorgan Chase	1,250	157,350

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Julius Baer Group	89	$4,264
KBC Group	100	5,010
KeyCorp	383	6,844
Kinnevik, Cl B (A)	98	1,212
KKR	248	12,060
L E Lundbergforetagen, Cl B	32	1,264
Legal & General Group	2,388	6,378
Lincoln National	71	3,825
Lloyds Banking Group	30,594	14,743
Loblaw	69	5,653
Loews	88	5,018
London Stock Exchange Group	147	12,755
LPL Financial Holdings	36	9,203
LVMH Moet Hennessy Louis Vuitton	116	73,253
M&G	1,037	2,084
M&T Bank	75	12,628
Macquarie Group	156	16,914
Manulife Financial	819	13,574
Markel (A)	6	7,237
MarketAxess Holdings	15	3,661
Marsh & McLennan	213	34,397
Medibank Pvt	1,105	1,986
Mediobanca Banca di Credito Finanziario	248	2,248
MetLife	295	21,597
Mitsubishi HC Capital	300	1,287
Mitsubishi UFJ Financial Group	4,900	23,051
Mizrahi Tefahot Bank	56	2,119
Mizuho Financial Group	1,000	10,801
Moody’s	72	19,071
Morgan Stanley	551	45,276
MS&AD Insurance Group Holdings	200	5,301
MSCI, Cl A	36	16,879
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	65	17,177
Nasdaq	141	8,776
National Australia Bank	1,422	29,489
NatWest Group	2,141	5,765
NN Group	113	4,785
Nomura Holdings	1,200	3,888
Nordea Bank Abp	1,495	14,288
Northern Trust	79	6,664
Onex	31	1,560

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
ORIX	500	$7,347
Oversea-Chinese Banking	1,400	11,996
Partners Group Holding	10	8,982
Phoenix Group Holdings	260	1,617
PNC Financial Services Group	172	27,835
Poste Italiane (B)	209	1,822
Power Corp of Canada	224	5,562
Principal Financial Group	108	9,518
Progressive	249	31,972
Prudential	1,155	10,740
Prudential Financial	155	16,304
QBE Insurance Group	591	4,627
Raymond James Financial	88	10,396
Regions Financial	382	8,385
Resona Holdings	800	3,011
Royal Bank of Canada	605	55,977
S&P Global	146	46,903
Sampo, Cl A	200	9,147
SBI Holdings	100	1,808
Schroders	294	1,321
SEI Investments	48	2,606
Shizuoka Financial Group	200	1,262
Signature Bank NY	24	3,805
Singapore Exchange	300	1,784
Skandinaviska Enskilda Banken, Cl A	657	6,932
Societe Generale	325	7,459
Sofina	6	1,171
Sompo Holdings	100	4,165
St. James’s Place	216	2,638
Standard Chartered	1,054	6,288
State Street	163	12,062
Sumitomo Mitsui Financial Group	500	14,032
Sumitomo Mitsui Trust Holdings	100	2,876
Sun Life Financial	271	11,510
Suncorp Group	514	3,751
SVB Financial Group (A)	24	5,543
Svenska Handelsbanken, Cl A	590	5,485
Swedbank	366	5,458
Swiss Life Holding	13	6,295
Swiss Re	135	10,031
Synchrony Financial	228	8,108
T Rowe Price Group	95	10,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
T&D Holdings	200	$1,973
Tokio Marine Holdings	900	16,288
Toronto-Dominion Bank	764	48,896
Tradeweb Markets, Cl A	42	2,313
Travelers	103	18,999
Truist Financial	571	25,575
Tryg	145	3,138
UBS Group	1,450	23,009
UniCredit	854	10,590
United Overseas Bank	500	9,805
US Bancorp	601	25,512
W R Berkley	85	6,322
Webster Financial	74	4,015
Wells Fargo	1,611	74,090
Wendel	11	862
Westpac Banking	1,568	24,182
Willis Towers Watson	45	9,819
Zurich Insurance Group	65	27,737

		2,877,470

HEALTH CARE — 14.3%
Abbott Laboratories	740	73,216
AbbVie	736	107,750
ABIOMED (A)	18	4,537
Agilent Technologies	133	18,401
Alcon	220	13,389
Align Technology (A)	33	6,412
Alnylam Pharmaceuticals (A)	55	11,399
AmerisourceBergen, Cl A	72	11,320
Amgen	225	60,829
Amplifon	50	1,242
Argenx (A)	23	8,974
Asahi Intecc	100	1,704
Astellas Pharma	800	11,010
AstraZeneca	662	77,847
Avantor (A)	255	5,143
Bachem Holding, Cl B	15	1,076
Bausch Health (A)	122	793
Baxter International	218	11,848
Bayer	408	21,459
Becton Dickinson and	123	29,024
Biogen (A)	60	17,006

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
BioMarin Pharmaceutical (A)	74	$6,411
BioMerieux	17	1,504
Bio-Rad Laboratories, Cl A (A)	9	3,165
Bio-Techne	16	4,740
Boston Scientific (A)	605	26,082
Bristol-Myers Squibb	904	70,033
Cardinal Health	116	8,804
Carl Zeiss Meditec	16	1,938
Catalent (A)	68	4,470
Centene (A)	252	21,453
Charles River Laboratories International (A)	20	4,245
Chugai Pharmaceutical	300	6,961
Cigna	132	42,644
Cochlear	26	3,321
Coloplast, Cl B	48	5,352
Cooper	20	5,468
CSL	210	37,676
CVS Health	549	51,990
Daiichi Sankyo	800	25,647
Danaher	294	73,991
DaVita (A)	27	1,971
Demant (A)	43	1,175
DENTSPLY SIRONA	88	2,712
Dexcom (A)	173	20,895
DiaSorin	10	1,307
Edwards Lifesciences (A)	267	19,339
Eisai	100	6,035
Elanco Animal Health (A)	171	2,255
Elevance Health	103	56,317
Eli Lilly	343	124,197
Eurofins Scientific	54	3,457
Exact Sciences (A)	69	2,400
Fisher & Paykel Healthcare	231	2,630
Fresenius & KGaA	168	3,868
Fresenius Medical Care & KGaA	82	2,267
Genmab (A)	32	12,334
Getinge, Cl B	92	1,869
Gilead Sciences	530	41,584
GN Store Nord	50	1,063
Grifols (A)	120	1,021
GSK	1,779	29,150
HCA Healthcare	103	22,399

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Henry Schein (A)	56	$3,834
Hikma Pharmaceuticals	70	1,003
Hologic (A)	102	6,916
Horizon Therapeutics (A)	86	5,359
Hoya	200	18,662
Humana	53	29,578
IDEXX Laboratories (A)	37	13,308
Illumina (A)	64	14,644
Incyte (A)	75	5,575
Insulet (A)	28	7,247
Intuitive Surgical (A)	156	38,449
Ipsen	15	1,542
IQVIA Holdings (A)	78	16,354
Jazz Pharmaceuticals (A)	25	3,595
Johnson & Johnson	1,115	193,977
Koninklijke Philips	381	4,826
Kyowa Kirin	100	2,357
Laboratory Corp of America Holdings	39	8,653
Lonza Group	31	15,956
M3 (A)	200	5,980
Masimo (A)	21	2,764
McKesson	62	24,141
Medtronic	559	48,823
Merck	1,063	107,576
Merck KGaA	52	8,479
Mettler-Toledo International (A)	10	12,649
Moderna (A)	145	21,798
Molina Healthcare (A)	23	8,254
Neurocrine Biosciences (A)	38	4,375
Novartis	922	74,489
Novo Nordisk, Cl B	697	75,775
Novocure (A)	37	2,614
Olympus	500	10,559
Ono Pharmaceutical	100	2,351
Orion, Cl B	43	1,978
Otsuka Holdings	200	6,410
PerkinElmer	58	7,748
Pfizer	2,382	110,882
QIAGEN (A)	92	3,973
Quest Diagnostics	49	7,039
Ramsay Health Care	73	2,735
Recordati Industria Chimica e Farmaceutica	42	1,579

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Regeneron Pharmaceuticals (A)	45	$33,694
ResMed	65	14,540
Roche Holding	310	103,908
Royalty Pharma, Cl A	137	5,798
Sanofi	477	41,167
Sartorius Stedim Biotech	11	3,492
Seagen (A)	55	6,994
Shionogi	100	4,634
Siemens Healthineers (B)	113	5,202
Smith & Nephew	352	4,158
Sonic Healthcare	182	3,815
Sonova Holding	22	5,200
STERIS	40	6,903
Straumann Holding	53	5,048
Stryker	144	33,011
Swedish Orphan Biovitrum (A)	89	1,639
Sysmex	100	5,399
Takeda Pharmaceutical	700	18,444
Teladoc Health (A)	57	1,689
Teleflex	19	4,077
Terumo	300	9,127
Teva Pharmaceutical Industries ADR (A)	442	3,943
Thermo Fisher Scientific	166	85,319
UCB	51	3,847
UnitedHealth Group	397	220,395
Universal Health Services, Cl B	30	3,476
Veeva Systems, Cl A (A)	63	10,580
Vertex Pharmaceuticals (A)	107	33,384
Viatris, Cl W (A)	485	4,913
Waters (A)	25	7,479
West Pharmaceutical Services	30	6,903
Zimmer Biomet Holdings	98	11,108
Zoetis, Cl A	199	30,005

		2,944,616

INDUSTRIALS — 10.1%
3M	234	29,435
A O Smith	53	2,903
ABB	710	19,740
ACS Actividades de Construccion y Servicios	105	2,693
Adecco Group	62	1,940
Aena SME (A) (B)	30	3,532

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
AerCap Holdings (A)	60	$3,205
Aeroports de Paris (A)	12	1,625
AGC	100	3,137
Air Canada (A)	70	1,008
Airbus	259	28,048
Alfa Laval	127	3,130
Allegion	36	3,772
Alstom	128	2,639
AMERCO (A)	4	2,301
AMETEK	93	12,058
ANA Holdings (A)	100	1,944
AP Moller - Maersk, Cl A	1	2,002
AP Moller - Maersk, Cl B	2	4,184
Ashtead Group	179	9,340
Assa Abloy, Cl B	418	8,442
Atlantia	199	4,441
Atlas Copco, Cl A	1,196	12,786
Atlas Copco, Cl B	666	6,451
Auckland International Airport (A)	500	2,238
Aurizon Holdings	739	1,711
BAE Systems	1,289	12,039
Boeing (A)	236	33,632
Booz Allen Hamilton Holding, Cl A	54	5,878
Bouygues	92	2,626
Brambles	578	4,318
Brenntag	62	3,765
Bunzl	135	4,398
Bureau Veritas	118	2,924
CAE (A)	127	2,424
Canadian National Railway	253	29,973
Canadian Pacific Railway	400	29,819
Carlisle	22	5,254
Carrier Global	364	14,473
Caterpillar	230	49,786
Central Japan Railway	100	11,611
CH Robinson Worldwide	53	5,179
Cie de Saint-Gobain	225	9,206
Cintas	38	16,247
CK Hutchison Holdings	1,000	4,968
Clarivate (A)	141	1,456
CNH Industrial	410	5,310
Copart (A)	97	11,157

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
CoStar Group (A)	160	$13,235
Credit Agricole	495	4,494
CSX	910	26,445
Cummins	58	14,182
Dai Nippon Printing	100	2,006
Daikin Industries	100	15,054
Daimler Truck Holding (A)	215	5,737
Dassault Aviation	10	1,486
DCC	40	2,220
Deere	124	49,082
Delta Air Lines (A)	64	2,171
Deutsche Lufthansa (A)	239	1,640
Deutsche Post	425	15,082
Dover	58	7,580
DSV	81	10,966
East Japan Railway	100	5,407
Eaton	170	25,512
Eiffage	33	2,985
Elbit Systems	11	2,226
Emerson Electric	256	22,170
Epiroc, Cl A	290	4,440
Epiroc, Cl B	200	2,687
Equifax	49	8,307
Expeditors International of Washington	68	6,654
Experian	409	13,011
FANUC	100	13,201
Fastenal	234	11,309
FedEx	102	16,349
Ferguson	99	10,797
Ferrovial	196	4,786
Fortive	159	10,160
Fortune Brands Home & Security	55	3,318
Fuji Electric	100	3,874
GEA Group	61	2,134
Geberit	16	7,115
Generac Holdings (A)	25	2,898
General Dynamics	101	25,230
General Electric	463	36,026
GFL Environmental	63	1,700
Grab Holdings, Cl A (A)	505	1,313
Hankyu Hanshin Holdings	100	2,969
HEICO	20	3,253

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
HEICO, Cl A	33	$4,201
Hitachi	400	18,185
Hitachi Construction Machinery	100	1,960
Honeywell International	288	58,758
Hoshizaki	100	2,868
Howmet Aerospace	155	5,510
Huntington Ingalls Industries	16	4,113
Husqvarna, Cl B	169	1,004
IDEX	30	6,669
Illinois Tool Works	133	28,399
IMCD	23	2,984
Indutrade	114	1,996
Ingersoll Rand	162	8,181
Intertek Group	65	2,724
Investment Latour, Cl B	61	1,032
ITOCHU	500	12,943
Jacobs Solutions	52	5,991
Japan Airlines (A)	100	1,866
Jardine Matheson Holdings	100	4,602
JB Hunt Transport Services	34	5,816
Johnson Controls International	289	16,716
Kajima	200	1,884
Keio	100	3,511
Keisei Electric Railway	100	2,656
Keppel	600	2,954
Kingspan Group	62	3,131
Kintetsu Group Holdings	100	3,383
KION Group	29	644
Knight-Swift Transportation Holdings, Cl A	63	3,026
Knorr-Bremse	29	1,306
Komatsu	400	7,661
Kone, Cl B	136	5,571
Kongsberg Gruppen	46	1,648
Kubota	400	5,586
Kuehne + Nagel International	22	4,689
L3Harris Technologies	81	19,964
Legrand	107	8,157
Leidos Holdings	54	5,486
Lennox International	13	3,036
Lifco, Cl B	94	1,358
Lixil	100	1,514
Lockheed Martin	102	49,641

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Lyft, Cl A (A)	105	$1,537
Magna International	114	6,353
Makita	100	1,829
Marubeni	600	5,258
Masco	99	4,581
Melrose Industries	1,750	2,346
MINEBEA MITSUMI	200	2,964
MISUMI Group	100	2,139
Mitsubishi	500	13,555
Mitsubishi Electric	800	7,048
Mitsubishi Heavy Industries	100	3,443
Mitsui	600	13,288
Mitsui OSK Lines	200	3,969
MonotaRO	100	1,525
MTR	1,000	4,401
MTU Aero Engines	21	3,762
NGK Insulators	100	1,168
Nibe Industrier, Cl B	732	5,841
Nidec	200	11,080
Nihon M&A Center Holdings	100	1,132
Nippon Yusen	300	5,445
Nordson	21	4,725
Norfolk Southern	99	22,579
Northrop Grumman	62	34,039
Obayashi	300	1,927
Odakyu Electric Railway	100	1,190
Old Dominion Freight Line	39	10,709
Otis Worldwide	191	13,492
Owens Corning	41	3,510
PACCAR	155	15,009
Parker-Hannifin	58	16,856
Pentair	66	2,835
Persol Holdings	100	2,008
Plug Power (A)	207	3,308
Prysmian	102	3,325
Qantas Airways (A)	368	1,375
Quanta Services	65	9,233
Randstad	48	2,393
Rational	2	1,129
Raytheon Technologies	629	59,642
Recruit Holdings	600	18,521
Reece	117	1,162

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
RELX	825	$22,148
Rentokil Initial	745	4,651
Republic Services, Cl A	99	13,129
Rheinmetall	19	3,089
Ritchie Bros Auctioneers	44	2,874
Robert Half International	45	3,441
Rockwell Automation	53	13,531
ROCKWOOL, Cl B	3	597
Rollins	89	3,745
Rolls-Royce Holdings (A)	3,352	3,004
Safran	149	16,598
Schindler Holding	24	3,868
Schneider Electric	228	28,900
Secom	100	5,710
Securitas, Cl B	202	1,653
Sensata Technologies Holding	63	2,533
SG Holdings	100	1,326
SGS	3	6,618
Shimizu	200	999
Siemens	319	34,879
Siemens Energy	160	1,868
Siemens Gamesa Renewable Energy (A)	96	1,704
Singapore Airlines (A)	500	1,858
Singapore Technologies Engineering	600	1,399
Skanska, Cl B	138	2,147
SKF, Cl B	154	2,229
Smiths Group	159	2,845
Snap-on	22	4,885
Southwest Airlines (A)	59	2,145
Spirax-Sarco Engineering	30	3,698
Stanley Black & Decker	65	5,102
Sumitomo	500	6,374
Taisei	100	2,727
Techtronic Industries	500	4,736
Teleperformance	24	6,435
Textron	90	6,160
TFI International	34	3,095
Thales	43	5,467
Thomson Reuters	70	7,445
Tobu Railway	100	2,313
Tokyu	200	2,308
TOPPAN INC	100	1,492

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Toromont Industries	33	$2,536
Toshiba	200	6,969
TOTO	100	2,858
Toyota Industries	100	5,151
Toyota Tsusho	100	3,363
Trane Technologies	96	15,324
TransDigm Group (A)	23	13,242
TransUnion	77	4,564
Transurban Group	1,383	11,730
Uber Technologies (A)	613	16,287
Union Pacific	263	51,848
United Parcel Service, Cl B	311	52,176
United Rentals (A)	29	9,156
VAT Group (B)	11	2,513
Verisk Analytics, Cl A	71	12,981
Vestas Wind Systems	405	7,977
Vinci	223	20,535
Volvo, Cl A	85	1,452
Volvo, Cl B	641	10,496
Wartsila Abp	190	1,296
Washington H Soul Pattinson	87	1,555
Waste Connections	108	14,246
Waste Management	179	28,348
West Japan Railway	100	3,969
Westinghouse Air Brake Technologies	72	6,716
Wolters Kluwer	121	12,861
WSP Global	59	7,251
WW Grainger	18	10,518
Xinyi Glass Holdings	1,000	1,287
Xylem	72	7,375
Yamato Holdings	100	1,482
Yaskawa Electric	100	2,777
ZIM Integrated Shipping Services	37	869

		2,130,747

INFORMATION TECHNOLOGY — 21.2%
Accenture, Cl A	269	76,369
Adobe (A)	202	64,337
Advanced Micro Devices (A)	691	41,501
Advantest	100	5,286
Adyen (A) (B)	9	12,920
Affirm Holdings, Cl A (A)	75	1,505

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Akamai Technologies (A)	65	$5,741
Amadeus IT Group (A)	180	9,382
Amphenol, Cl A	260	19,716
Analog Devices	216	30,806
ANSYS (A)	35	7,741
Apple	6,857	1,051,452
Applied Materials	364	32,138
AppLovin, Cl A (A)	57	967
Arista Networks (A)	111	13,415
Arrow Electronics (A)	29	2,937
ASML Holding	173	81,722
Assicurazioni Generali	444	6,665
Autodesk (A)	96	20,573
Automatic Data Processing	179	43,264
AVEVA Group	48	1,717
Azbil	100	2,720
Bechtle	33	1,141
Bentley Systems, Cl B	70	2,470
Bill.com Holdings (A)	44	5,868
Black Knight (A)	63	3,810
BlackBerry (A)	216	1,004
Block (A)	32	1,925
Block, Cl A (A)	187	11,233
Broadcom	171	80,391
Broadridge Financial Solutions	47	7,053
Brother Industries	100	1,702
Cadence Design Systems (A)	113	17,107
Canon	400	8,484
Capgemini	71	11,665
CDW	55	9,505
Ceridian HCM Holding (A)	54	3,574
CGI, Cl A (A)	88	7,089
Check Point Software Technologies (A)	43	5,557
Cisco Systems	1,760	79,957
Cloudflare, Cl A (A)	112	6,308
Cognex	71	3,282
Cognizant Technology Solutions, Cl A	218	13,570
Computershare	218	3,524
Constellation Software	9	13,014
Corning	361	11,613
Coupa Software (A)	29	1,544
Crowdstrike Holdings, Cl A (A)	85	13,702

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
CyberArk Software (A)	16	$2,511
Dassault Systemes	303	10,166
Datadog, Cl A (A)	108	8,695
Dell Technologies, Cl C	105	4,032
DocuSign, Cl A (A)	78	3,767
Dropbox, Cl A (A)	126	2,741
Dynatrace (A)	74	2,608
Edenred	100	5,135
Enphase Energy (A)	55	16,885
Entegris	69	5,474
EPAM Systems (A)	23	8,050
F5 (A)	24	3,430
Fair Isaac (A)	11	5,267
Fidelity National Information Services	251	20,830
Fiserv (A)	265	27,226
FleetCor Technologies (A)	31	5,770
Fortinet (A)	280	16,005
FUJIFILM Holdings	200	9,172
Fujitsu	100	11,517
Gartner (A)	34	10,265
Getlink	176	2,788
Global Payments	118	13,483
GoDaddy, Cl A (A)	68	5,467
Guidewire Software (A)	32	1,901
Halma	152	3,687
Hamamatsu Photonics	100	4,533
Hewlett Packard Enterprise	523	7,463
Hexagon, Cl B	793	7,843
HP	450	12,429
HubSpot (A)	18	5,338
Ibiden	100	3,383
Infineon Technologies	566	13,782
Intel	1,744	49,582
International Business Machines	375	51,859
Intuit	115	49,163
Itochu Techno-Solutions	100	2,320
Jack Henry & Associates	30	5,972
Juniper Networks	131	4,009
Keyence	100	37,876
Keysight Technologies (A)	74	12,887
KLA	65	20,569
Kyocera	100	5,004

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Lam Research	57	$23,072
Lightspeed Commerce (A)	43	824
Logitech International	69	3,435
Marvell Technology	352	13,967
Mastercard, Cl A	366	120,114
Microchip Technology	241	14,879
Micron Technology	468	25,319
Microsoft	3,010	698,711
MongoDB, Cl A (A)	27	4,942
Monolithic Power Systems	18	6,110
Motorola Solutions	71	17,729
Murata Manufacturing	200	9,819
National Bank of Canada	135	9,192
NEC	100	3,312
Nemetschek	23	1,099
NetApp	90	6,234
Nexi (A) (B)	187	1,621
Nice (A)	25	4,739
Nokia	2,463	10,970
Nomura Research Institute	100	2,223
NortonLifeLock	233	5,250
NTT Data	300	4,352
Nuvei (A) (B)	23	692
NVIDIA	1,063	143,473
NXP Semiconductors	106	15,484
Okta, Cl A (A)	65	3,648
Omron	100	4,678
ON Semiconductor (A)	194	11,917
Open Text	109	3,157
Oracle	673	52,541
Otsuka	100	3,157
Palantir Technologies, Cl A (A)	636	5,590
Palo Alto Networks (A)	120	20,591
Paychex	143	16,918
Paycom Software (A)	24	8,304
PayPal Holdings (A)	466	38,948
PTC (A)	45	5,302
Qorvo (A)	45	3,874
QUALCOMM	477	56,124
Renesas Electronics (A)	500	4,191
Ricoh	300	2,199
RingCentral, Cl A (A)	31	1,101

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Roper Technologies	46	$19,069
Sage Group	422	3,517
Salesforce (A)	425	69,101
SAP	435	41,987
Saputo	100	2,434
SCSK	100	1,478
Seagate Technology Holdings	82	4,072
Seiko Epson	100	1,363
ServiceNow (A)	84	35,342
Shimadzu	100	2,640
Shopify, Cl A (A)	470	16,115
Skyworks Solutions	66	5,677
Snowflake, Cl A (A)	99	15,870
SolarEdge Technologies (A)	26	5,981
Splunk (A)	66	5,485
SS&C Technologies Holdings	92	4,731
STMicroelectronics	274	8,557
SUMCO	100	1,270
Synopsys (A)	63	18,431
TDK	200	6,261
TE Connectivity	141	17,234
Teledyne Technologies (A)	19	7,562
Telefonaktiebolaget LM Ericsson, Cl B	1,173	6,523
Temenos	27	1,610
Teradyne	66	5,369
Texas Instruments	393	63,128
TIS	100	2,700
Tokyo Electron	100	26,558
Tower Semiconductor (A)	50	2,140
Trend Micro (A)	100	5,051
Trimble (A)	101	6,076
Twilio, Cl A (A)	67	4,983
Tyler Technologies (A)	20	6,467
Unity Software (A)	88	2,596
Venture	100	1,125
VeriSign (A)	40	8,018
Visa, Cl A	693	143,562
VMware, Cl A (A)	84	9,453
Western Digital (A)	124	4,262
Western Union	163	2,202
WiseTech Global	59	2,195
Wix.com (A)	22	1,850

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Workday, Cl A (A)	87	$13,556
Worldline (A) (B)	96	4,205
Xero (A)	54	2,697
Yokogawa Electric	100	1,675
Zebra Technologies, Cl A (A)	25	7,081
Zendesk (A)	48	3,681
Zoom Video Communications, Cl A (A)	105	8,761
Zscaler (A)	33	5,085

		4,396,438

MATERIALS — 4.2%
Agnico Eagle Mines	213	9,370
Air Liquide	222	29,026
Air Products and Chemicals	90	22,536
Akzo Nobel	75	4,628
Albemarle	47	13,154
Alcoa	78	3,044
Amcor	616	7,133
Anglo American	528	15,795
Antofagasta	158	2,130
ArcelorMittal	205	4,590
Arkema	25	1,979
Asahi Kasei	500	3,210
ASM International	19	4,221
Avery Dennison	33	5,595
Ball	131	6,470
Barrick Gold	778	11,701
BASF	398	17,871
BHP Group	2,153	51,451
BlueScope Steel	202	2,032
Boliden	110	3,204
CCL Industries, Cl B	61	2,866
Celanese, Cl A	45	4,325
CF Industries Holdings	86	9,138
Chr Hansen Holding	42	2,332
Clariant	87	1,400
Cleveland-Cliffs (A)	221	2,871
Corteva	294	19,210
Covestro (B)	77	2,621
CRH	343	12,365
Croda International	56	4,341
Crown Holdings	53	3,635

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
MATERIALS (continued)
Dow	302	$14,116
DuPont de Nemours	206	11,783
Eastman Chemical	54	4,148
Ecolab	111	17,435
EMS-Chemie Holding	3	1,886
Evolution Mining	734	977
Evonik Industries	84	1,549
First Quantum Minerals	235	4,145
FMC	52	6,183
Fortescue Metals Group	678	6,375
Franco-Nevada	88	10,873
Freeport-McMoRan	623	19,743
Givaudan	4	11,944
Glencore	4,288	24,563
HeidelbergCement	60	2,766
Holcim	249	11,309
Holmen, Cl B	53	1,923
ICL Group	283	2,556
International Flavors & Fragrances	111	10,835
International Paper	149	5,008
Ivanhoe Mines, Cl A (A)	242	1,679
James Hardie Industries	178	3,871
JFE Holdings	200	1,833
Johnson Matthey	78	1,730
JSR	100	1,906
Kinross Gold	506	1,835
Koninklijke DSM	78	9,196
Linde	213	63,336
L’Oreal	105	33,008
Lundin Mining	265	1,389
LyondellBasell Industries, Cl A	107	8,180
Martin Marietta Materials	25	8,400
Mineral Resources	79	3,695
Mitsubishi Chemical Group	500	2,260
Mitsui Chemicals	100	1,853
Mondi	194	3,254
Mosaic	148	7,955
Newcrest Mining	372	4,128
Newmont	342	14,473
Nippon Paint Holdings	300	1,917
Nippon Sanso Holdings	100	1,595
Nippon Steel	300	4,121

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
MATERIALS (continued)
Nissan Chemical	100	$4,506
Nitto Denko	100	5,266
Norsk Hydro	539	3,421
Northern Star Resources	443	2,477
Novozymes, Cl B	82	4,307
Nucor	118	15,503
Nutrien	232	19,602
OCI	49	1,875
Oji Holdings	300	1,041
Orica	163	1,447
Packaging Corp of America	38	4,568
Pan American Silver	84	1,341
PPG Industries	105	11,989
Rio Tinto	647	34,392
RPM International	52	4,918
Sandvik	438	6,847
Sealed Air	60	2,857
Sherwin-Williams	106	23,853
Shin-Etsu Chemical	200	20,902
SIG Group	146	2,805
Sika	62	13,981
Smurfit Kappa Group	99	3,280
Solvay	30	2,705
South32	1,872	4,311
Steel Dynamics	82	7,712
Stora Enso, Cl R	233	3,037
Sumitomo Chemical	600	2,022
Sumitomo Metal Mining	100	2,812
Svenska Cellulosa SCA, Cl B	246	2,903
Symrise, Cl A	65	6,639
Teck Resources, Cl B	189	5,753
TMX Group	23	2,211
Toray Industries	600	2,923
Tosoh	100	1,089
Umicore	79	2,604
UPM-Kymmene	214	7,172
voestalpine	47	1,021
Vulcan Materials	51	8,349
West Fraser Timber	22	1,652
Westlake	19	1,836
Westrock	107	3,644
Wheaton Precious Metals	180	5,889

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
MATERIALS (continued)
Yara International	66	$2,946

		906,383

REAL ESTATE — 2.5%
Alexandria Real Estate Equities ‡	63	9,154
American Homes 4 Rent, Cl A ‡	121	3,865
American Tower ‡	195	40,402
Aroundtown	400	794
AvalonBay Communities ‡	62	10,857
Azrieli Group	17	1,261
Boston Properties ‡	59	4,289
British Land ‡	353	1,481
Camden Property Trust ‡	40	4,622
Canadian Apartment Properties REIT ‡	34	1,053
CapitaLand Ascendas REIT ‡	1,300	2,406
CapitaLand Integrated Commercial Trust ‡	1,900	2,523
Capitaland Investment	1,100	2,339
CBRE Group, Cl A (A)	135	9,577
City Developments	200	1,078
CK Asset Holdings	1,000	5,529
Covivio ‡	21	1,125
Crown Castle ‡	183	24,387
Daiwa House Industry	300	6,077
Daiwa House REIT Investment ‡	1	2,018
Dexus ‡	431	2,139
Digital Realty Trust ‡	125	12,531
Equinix ‡	39	22,091
Equity LifeStyle Properties ‡	70	4,477
Equity Residential ‡	161	10,146
ESR Group (B)	800	1,366
Essex Property Trust ‡	26	5,778
Extra Space Storage ‡	61	10,824
Fastighets Balder, Cl B (A)	258	970
FirstService	16	2,000
Gaming and Leisure Properties ‡	109	5,463
Gecina ‡	18	1,605
GLP J-Reit ‡	2	2,073
Goodman Group ‡	757	8,232
GPT Group ‡	767	2,114
Hang Lung Properties	1,000	1,257
Healthcare Realty Trust, Cl A ‡	160	3,253
Healthpeak Properties ‡	216	5,126

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
REAL ESTATE (continued)
Henderson Land Development	1,000	$2,448
Hongkong Land Holdings	500	1,865
Host Hotels & Resorts ‡	286	5,400
Hulic	200	1,453
Invitation Homes ‡	270	8,556
Iron Mountain ‡	116	5,808
Japan Metropolitan Fund Invest ‡	3	2,209
Kimco Realty ‡	272	5,815
Land Securities Group ‡	282	1,845
LEG Immobilien	29	1,895
Lendlease	276	1,534
Link REIT ‡	1,000	5,911
Mapletree Logistics Trust ‡	1,300	1,396
Mapletree Pan Asia Commercial Trust ‡	900	1,011
Medical Properties Trust ‡	239	2,737
Mid-America Apartment Communities ‡	47	7,400
Mirvac Group ‡	1,578	2,089
Mitsubishi Estate	500	6,298
Mitsui Fudosan	400	7,665
New World Development	1,000	2,046
Nippon Building Fund ‡	1	4,445
Nippon Prologis REIT ‡	1	2,095
Nomura Real Estate Master Fund ‡	2	2,280
Prologis ‡	392	43,414
Public Storage ‡	65	20,134
Realty Income ‡	262	16,315
Regency Centers ‡	61	3,691
RioCan Real Estate Investment Trust ‡	62	883
Sagax, Cl B	65	1,199
SBA Communications, Cl A ‡	44	11,876
Scentre Group ‡	2,078	3,855
Segro ‡	485	4,366
Simon Property Group ‡	143	15,584
Sino Land	2,000	2,138
Stockland ‡	955	2,199
Sumitomo Realty & Development	200	4,593
Sun Communities ‡	55	7,417
Sun Hung Kai Properties	500	5,379
Swire Properties	400	768
Swiss Prime Site	31	2,501
UDR ‡	151	6,004
Unibail-Rodamco-Westfield ‡,(A)	50	2,366

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
REAL ESTATE (continued)
UOL Group	200	$875
Ventas ‡	186	7,278
VICI Properties ‡	406	13,000
Vicinity ‡	1,548	1,926
Vonovia	340	7,526
Vornado Realty Trust ‡	65	1,533
Warehouses De Pauw CVA ‡	82	2,105
Welltower ‡	187	11,415
Weyerhaeuser ‡	340	10,516
Wharf Real Estate Investment	1,000	3,943
WP Carey ‡	74	5,646
Zillow Group, Cl C (A)	59	1,821

		542,749

UTILITIES — 2.9%
Acciona	8	1,440
AES	267	6,985
Algonquin Power & Utilities	269	2,978
Alliant Energy	100	5,217
AltaGas	112	2,020
Ameren	103	8,397
American Electric Power	222	19,518
American Water Works	83	12,063
APA Group	473	3,180
Atmos Energy	66	7,032
Brookfield Renewable, Cl A	52	1,616
Canadian Utilities, Cl A	51	1,357
CenterPoint Energy	285	8,154
Chubu Electric Power	300	2,443
CK Infrastructure Holdings	500	2,376
CLP Holdings	500	3,357
CMS Energy	116	6,618
Consolidated Edison	157	13,810
Constellation Energy	143	13,519
Dominion Energy	350	24,489
DTE Energy	78	8,745
Duke Energy	327	30,470
E.ON	1,009	8,452
Edison International	174	10,447
EDP - Energias de Portugal	1,108	4,845
EDP Renovaveis	115	2,422
Electricite de France	228	2,693

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
UTILITIES (continued)
Elia Group	12	$1,517
Emera	103	3,817
Enagas	100	1,623
Endesa	127	2,119
Enel	3,525	15,742
Engie	825	10,725
Entergy	94	10,071
Essential Utilities	94	4,157
Evergy	92	5,624
Eversource Energy	142	10,832
Exelon	430	16,594
FirstEnergy	218	8,221
Fortis	194	7,569
Fortum	178	2,506
HK Electric Investments & HK Electric Investments	1,000	636
Hong Kong & China Gas	5,000	3,860
Iberdrola	2,607	26,472
Kansai Electric Power	300	2,274
Mercury NZ	280	947
Meridian Energy	513	1,456
National Grid	1,551	16,869
Naturgy Energy Group	78	2,001
NextEra Energy	828	64,170
NiSource	157	4,033
Northland Power	90	2,619
NRG Energy	98	4,351
Origin Energy	706	2,515
Orsted (B)	76	6,268
Osaka Gas	200	2,962
PG&E (A)	596	8,898
Power Assets Holdings	500	2,392
PPL	309	8,185
Public Service Enterprise Group	203	11,382
Red Electrica	174	2,811
RWE	292	11,251
Sempra Energy	130	19,622
Severn Trent	101	2,899
Snam	811	3,608
Southern	454	29,728
SSE	503	8,976
Terna - Rete Elettrica Nazionale	566	3,752
Tokyo Electric Power Holdings (A)	600	1,957

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
UTILITIES (continued)
Tokyo Gas	200	$3,574
UGI	84	2,968
Uniper	37	111
United Utilities Group	274	2,952
Veolia Environnement	263	5,871
Verbund	27	2,115
Vistra	174	3,997
WEC Energy Group	140	12,786
Xcel Energy	243	15,822

		622,850

TOTAL COMMON STOCK (Cost $25,086,737)		20,705,928

PREFERRED STOCK — 0.1%

COMMUNICATION SERVICES — 0.0%
AMC Entertainment Holdings, 0.000% (A) (C)	206	422

CONSUMER DISCRETIONARY — 0.1%
Bayerische Motoren Werke, 0.000% (C)	23	1,698
Dr Ing hc F Porsche, 0.000% (A) (C)	50	5,114
Porsche Automobil Holding, 0.000% (C)	61	3,412
Volkswagen, 0.000% (C)	76	9,715

		19,939

CONSUMER STAPLES — 0.0%
Henkel & KGaA, 0.000% (C)	72	4,538

HEALTH CARE — 0.0%
Sartorius, 0.000% (C)	11	3,882

TOTAL PREFERRED STOCK
(Cost $41,404)		28,781

TOTAL INVESTMENTS— 99.0%
(Cost $25,128,141)		$20,734,709

Percentages are based on Net Assets of $20,945,102.

‡	Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
October 31, 2022

(A)	Non-income producing security.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2022, the value of these securities amounted to $80,379, representing 0.4% of the Net Assets of the Fund.

(C)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
S&P — Standard and Poor’s

The open futures contracts held by the Fund at October 31, 2022, are as follows:

Type of Contract	Number of	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	7	Dec-2022	$133,975	$135,905	$1,930
MSCI EAFE Index	1	Dec-2022	93,939	87,795	(6,144)

			$227,914	$223,700	$(4,214)

The following is a summary of the inputs used as of October 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$20,705,928	$–	$–	$20,705,928
Preferred Stock	28,781	–	–	28,781

Total Investments in Securities	$20,734,709	$–	$–	$20,734,709

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,930	$–	$–	$1,930
Unrealized Depreciation	(6,144)	–	–	(6,144)

Total Other Financial Instruments	$(4,214)	$–	$–	$(4,214)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES

	LGIM
	America
	Long
	Duration	LGIM
	U.S. Credit	America U.S.
	Fund	Credit Fund
Assets:
Investments, at Value (Cost $31,462,265 and $22,685,037)	$24,643,918	$18,799,990

Cash and Cash Equivalents	6,495,909	355,056
Receivable for Investment Securities Sold	4,509,876	88,973
Dividends and Interest Receivable	367,586	184,761
Prepaid Expenses	4,618	2,733
Receivable for Capital Shares Sold	1,492	—
Receivable from Investment Adviser	—	17,886

Total Assets	36,023,399	19,449,399

Liabilities:
Payable for Investment Securities Purchased	10,754,526	196,143
Payable on Interest Purchased	119,398	1,002
Payable for Audit Expenses	27,500	25,000
Investment Advisory Fees Payable - Note 6	12,543	—
Payable due to Administrator	8,493	8,493
Chief Compliance Officer Fees Payable	2,238	2,237
Payable due to Trustees	1,759	1,754
Pricing Expense Payable	—	10,585
Other Accrued Expenses	33,004	20,635

Total Liabilities	10,959,461	265,849

Net Assets	$25,063,938	$19,183,550

NET ASSETS CONSIST OF:
Paid-in Capital	$33,203,130	$24,062,390
Total Accumulated Losses	(8,139,192)	(4,878,840)

Net Assets	$25,063,938	$19,183,550

Institutional Shares
Net Assets	N/A	$19,183,550
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	2,412,850

Net Asset Value, Offering and Redemption Price Per Share	N/A	$7.95

W Shares
Net Assets	$25,063,938	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,605,737	N/A

Net Asset Value, Offering and Redemption Price Per Share	$6.95	N/A

Amounts designated as “—” are $0 or round to $0.
N/A – Not applicable

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES

	LGIM	LGIM
	America	America
	Retirement	Cash Flow
	Income 2040	Matched
	Fund	Bond Fund
Assets:
Investments, at Value (Cost $— and $24,834,417)	$—	$23,150,407
Affiliated Investments, at Value (Cost $142,802 and $—)	126,026	—

Cash and Cash Equivalents	—	413,528
Receivable from Investment Adviser	21,870	23,904
Prepaid Expenses	4,535	2,883
Receivable for Investment Securities Sold	2,434	—
Receivable for Capital Shares Sold	—	736
Dividends and Interest Receivable	—	154,108
Initial Margin for Futures Contracts	—	6,381
Variation Margin Receivable	—	1,719

Total Assets	154,865	23,753,666

Liabilities:
Payable for Audit Expenses	20,000	25,000
Payable due to Administrator	6,370	8,493
Transfer Agent Fees Payable	3,835	—
Payable for Investment Securities Purchased	2,228	368,034
Payable due to Custodian	129	—
Chief Compliance Officer Fees Payable	56	2,697
Payable due to Trustees	7	2,119
Payable on Interest Purchased	—	1,384
Other Accrued Expenses	44,286	25,876

Total Liabilities	76,911	433,603

Net Assets	$77,954	$23,320,063

NET ASSETS CONSIST OF:
Paid-in Capital	$102,091	$25,235,539
Total Accumulated Losses	(24,137)	(1,915,476)

Net Assets	$77,954	$23,320,063

Institutional Shares
Net Assets	N/A	$23,320,063
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	2,525,040

Net Asset Value, Offering and Redemption Price Per Share	N/A	$9.24

W Shares
Net Assets	$77,954	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,249	N/A

Net Asset Value, Offering and Redemption Price Per Share	$7.61	N/A

Amounts designated as “—” are $0 or round to $0.
N/A – Not applicable

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

STATEMENT OF ASSETS AND LIABILITIES

LGIM
America
Global
Developed
Equity Index
Fund
Assets:
Investments, at Value (Cost $25,128,141)	$20,734,709

Cash and Cash Equivalents	140,380
Foreign Currency, at Value (Cost $60,717)	59,241
Receivable from Investment Adviser	49,663
Dividends and Interest Receivable	24,906
Cash Collateral on Futures Contracts	11,535
Reclaims Receivable	10,124
Prepaid Expenses	2,832
Receivable for Investment Securities Sold	1,462

Total Assets	21,034,852

Liabilities:
Payable for Audit Expenses	25,000
Payable due to Custodian	18,771
Payable due to Administrator	8,493
Payable for Capital Shares Redeemed	2,306
Chief Compliance Officer Fees Payable	2,250
Payable due to Trustees	1,769
Variation Margin Payable	926
Other Accrued Expenses	30,235

Total Liabilities	89,750

Net Assets	$20,945,102

NET ASSETS CONSIST OF:
Paid-in Capital	$25,465,776
Total Accumulated Losses	(4,520,674)

Net Assets	$20,945,102

Institutional Shares
Net Assets	$20,945,102
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,551,518

Net Asset Value, Offering and Redemption Price Per Share	$8.21

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
For the Year/Period Ended
October 31, 2022

STATEMENTS OF OPERATIONS

	LGIM
	America Long	LGIM America
	Duration U.S.	U.S. Credit
	Credit Fund	Fund*
Investment Income
Interest	$822,348	$512,575

Total Investment Income	822,348	512,575

Expenses
Administration Fees - (Note 4)	99,999	86,301
Investment Advisory Fees - (Note 5)	50,455	42,000
Trustees’ Fees	10,438	10,284
Chief Compliance Officer Fees - (Note 3)	2,010	3,339
Transfer Agent Fees - (Note 4)	38,861	33,273
Pricing Fees	36,261	17,672
Deferred Offering Costs	31,457	24,519
Audit Fees	24,500	25,000
Legal Fees	17,316	22,566
Registration Fees	9,728	5,234
Printing Fees	9,427	14,535
Custodian Fees - (Note 4)	2,818	11,069
Insurance and Other Expenses	7,813	16,427

Total Expenses	341,083	312,219

Less:
Investment Advisory Fees Waived	(50,455)	(42,000)
Reimbursement of Expense from Investment Adviser	(224,812)	(215,424)
Fees Paid Indirectly – (Note 5)	(16)	(16)

Net Expenses	65,800	54,779

Net Investment Income	756,548	457,796

Net Realized Gain (Loss) on:
Investments	(1,308,870)	(996,826)

Net Realized Loss	(1,308,870)	(996,826)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(7,408,802)	(3,885,047)

Net Change in Unrealized Depreciation	(7,408,802)	(3,885,047)

Net Realized and Unrealized Loss on Investments	(8,717,672)	(4,881,873)

Net Decrease in Net Assets Resulting from Operations	$(7,961,124)	$(4,424,077)

*Commenced operations on December 20, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
For the Period Ended
October 31, 2022

STATEMENTS OF OPERATIONS

	LGIM America	LGIM America
	Retirement	Cash Flow
	Income 2040	Matched
	Fund (1)	Bond Fund (2)
Investment Income
Dividends from affiliated investments	$2,099	$—
Interest	—	309,422

Total Investment Income	2,099	309,422

Expenses
Administration Fees - (Note 4)	64,315	86,301
Chief Compliance Officer Fees - (Note 3)	1,127	3,804
Trustees’ Fees	43	11,674
Investment Advisory Fees - (Note 5)	—	26,976
Deferred Offering Costs	24,519	24,520
Audit Fees	20,000	25,000
Transfer Agent Fees - (Note 4)	18,466	35,096
Registration Fees	5,415	5,436
Pricing Fees	826	13,788
Printing Fees	563	16,736
Custodian Fees - (Note 4)	216	1,223
Legal Fees	93	25,421
Insurance and Other Expenses	2,529	18,375

Total Expenses	138,112	294,350

Less:
Investment Advisory Fees Waived	—	(26,976)
Reimbursement of Expense from Investment Adviser	(138,119)	(225,855)
Fees Paid Indirectly – (Note 5)	(6)	(16)

Net Expenses	(13)	41,503

Net Investment Income	2,112	267,919

Net Realized Gain (Loss) on:
Investments	—	(135,639)
Affiliated Investments	(7,457)	—
Futures Contracts	—	(70,051)

Net Realized Loss	(7,457)	(205,690)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(1,684,010)
Affiliated Investments	(16,776)	—
Futures Contracts	—	(28,224)

Net Change in Unrealized Depreciation	(16,776)	(1,712,234)

Net Realized and Unrealized Loss on Investments	(24,233)	(1,917,924)

Net Decrease in Net Assets Resulting from Operations	$(22,121)	$(1,650,005)

(1) Commenced operations on December 22, 2021.

(2) Commenced operations on December 20, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
For the Period Ended
October 31, 2022

STATEMENT OF OPERATIONS

LGIM America
Global
Developed
Equity Index
Fund*
Investment Income
Dividends	$424,660
Interest	1,699
Less: Foreign Taxes Withheld	(22,844)

Total Investment Income	403,515

Expenses
Administration Fees - (Note 4)	86,301
Investment Advisory Fees - (Note 5)	11,748
Trustees’ Fees	11,065
Chief Compliance Officer Fees - (Note 3)	3,356
Custodian Fees - (Note 4)	53,095
Pricing Fees	37,723
Transfer Agent Fees - (Note 4)	34,257
Audit Fees	25,000
Deferred Offering Costs	24,520
Legal Fees	24,203
Printing Fees	22,448
Registration Fees	5,441
Insurance and Other Expenses	17,696

Total Expenses	356,853

Less:
Investment Advisory Fees Waived	(11,748)
Reimbursement of Expense from Investment Adviser	(327,462)
Fees Paid Indirectly – (Note 5)	(24)

Net Expenses	17,619

Net Investment Income	385,896

Net Realized Gain (Loss) on:
Investments	(82,617)
Futures Contracts	(38,972)
Foreign Currency Transactions	(7,542)

Net Realized Loss	(129,131)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,393,432)
Futures Contracts	(4,214)
Foreign Currency Translation	(2,510)

Net Change in Unrealized Depreciation	(4,400,156)

Net Realized and Unrealized Loss on Investments	(4,529,287)

Net Decrease in Net Assets Resulting from Operations	$(4,143,391)

*Commenced operations on December 20, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

STATEMENTS OF CHANGES IN NET ASSETS

	LGIM America Long Duration U.S. Credit
	Fund
	Year Ended October	Period Ended October
	31, 2022	31, 2021(1)
Operations:
Net Investment Income	$756,548	$231,768
Net Realized Gain (Loss) on Investments	(1,308,870)	132,833
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,408,802)	590,455

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,961,124)	955,056

Distributions
W Shares	(904,323)	(228,801)

Total Distributions	(904,323)	(228,801)

Capital Share Transactions:
W Shares:
Issued	12,079,626	20,000,099
Reinvestment of Dividends	904,322	228,801
Redeemed	(9,718)	—

Increase from W Shares Capital Share Transactions	12,974,230	20,228,900

Net Increase in Net Assets from Capital Share Transactions	12,974,230	20,228,900

Total Increase in Net Assets	4,108,783	20,955,155

Net Assets:
Beginning of Year/Period	20,955,155	—

End of Year/Period	$25,063,938	$20,955,155

Shares Issued and Redeemed:
W Shares:
Issued	1,479,490	2,000,010
Reinvestment of Dividends	105,273	22,033
Redeemed	(1,069)	—

Increase in Shares Outstanding from W Share Transactions	1,583,694	2,022,043

Net Increase in Shares Outstanding from Share Transactions	1,583,694	2,022,043

(1)	Commenced operations on May 27, 2021.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

STATEMENT OF CHANGES IN NET ASSETS

LGIM America U.S.
Credit Fund
Period Ended October
31, 2022(1)
Operations:
Net Investment Income	$457,796
Net Realized Loss on Investments	(996,826)
Net Change in Unrealized Depreciation on Investments	(3,885,047)

Net Decrease in Net Assets Resulting from Operations	(4,424,077)

Distributions
Institutional Shares	(454,763)

Total Distributions	(454,763)

Capital Share Transactions:
Institutional Shares:
Issued	23,624,402
Reinvestment of Dividends	454,763
Redeemed	(16,775)

Increase from Institutional Shares Capital Share Transactions	24,062,390

Net Increase in Net Assets from Capital Share Transactions	24,062,390

Total Increase in Net Assets	19,183,550

Net Assets:
Beginning of Period	—

End of Period	$19,183,550

Shares Issued and Redeemed:
Institutional Shares:
Issued	2,362,619
Reinvestment of Dividends	52,139
Redeemed	(1,908)

Increase in Shares Outstanding from Institutional Share Transactions	2,412,850

Net Increase in Shares Outstanding from Share Transactions	2,412,850

(1)	Commenced operations on December 20, 2021.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

STATEMENT OF CHANGES IN NET ASSETS

LGIM America
Retirement Income
2040 Fund
Period Ended October
31, 2022(1)
Operations:
Net Investment Income	$2,112
Net Realized Loss on Investments	(7,457)
Net Change in Unrealized Depreciation on Investments	(16,776)

Net Decrease in Net Assets Resulting from Operations	(22,121)

Distributions
W Shares	(2,016)

Total Distributions	(2,016)

Capital Share Transactions:
W Shares:
Issued	100,100
Reinvestment of Dividends	1,991
Redeemed	—

Increase from W Shares Capital Share Transactions	102,091

Net Increase in Net Assets from Capital Share Transactions	102,091

Total Increase in Net Assets	77,954

Net Assets:
Beginning of Period	—

End of Period	$77,954

Shares Issued and Redeemed:
W Shares:
Issued	10,010
Reinvestment of Dividends	239
Redeemed	—

Increase in Shares Outstanding from W Share Transactions	10,249

Net Increase in Shares Outstanding from Share Transactions	10,249

(1)	Commenced operations on December 22, 2021.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

STATEMENT OF CHANGES IN NET ASSETS

LGIM America Cash
Flow Matched Bond
Fund
Period Ended October
31, 2022(1)
Operations:
Net Investment Income	$267,919
Net Realized Loss on Investments	(205,690)
Net Change in Unrealized Depreciation on Investments	(1,712,234)

Net Decrease in Net Assets Resulting from Operations	(1,650,005)

Distributions
Institutional Shares	(265,471)

Total Distributions	(265,471)

Capital Share Transactions:
Institutional Shares:
Issued	24,979,415
Reinvestment of Dividends	265,471
Redeemed	(9,347)

Increase from Institutional Shares Capital Share Transactions	25,235,539

Net Increase in Net Assets from Capital Share Transactions	25,235,539

Total Increase in Net Assets	23,320,063

Net Assets:
Beginning of Period	—

End of Period	$23,320,063

Shares Issued and Redeemed:
Institutional Shares:
Issued	2,498,128
Reinvestment of Dividends	27,876
Redeemed	(964)

Increase in Shares Outstanding from Institutional Share Transactions	2,525,040

Net Increase in Shares Outstanding from Share Transactions	2,525,040

(1)	Commenced operations on December 20, 2021.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

STATEMENT OF CHANGES IN NET ASSETS

LGIM America Global Developed Equity Index Fund
Period Ended October 31, 2022(1)
Operations:
Net Investment Income	$385,896
Net Realized Loss on Investments	(129,131)
Net Change in Unrealized Depreciation on Investments	(4,400,156)

Net Decrease in Net Assets Resulting from Operations	(4,143,391)

Distributions
Institutional Shares	(377,283)

Total Distributions	(377,283)

Capital Share Transactions:
Institutional Shares:
Issued	25,129,798
Reinvestment of Dividends	377,283
Redeemed	(41,305)

Increase from Institutional Shares Capital Share Transactions	25,465,776

Net Increase in Net Assets from Capital Share Transactions	25,465,776

Total Increase in Net Assets	20,945,102

Net Assets:
Beginning of Period	—

End of Period	$20,945,102

Shares Issued and Redeemed:
Institutional Shares:
Issued	2,513,481
Reinvestment of Dividends	42,429
Redeemed	(4,392)

Increase in Shares Outstanding from Institutional Share Transactions	2,551,518

Net Increase in Shares Outstanding from Share Transactions	2,551,518

(1)	Commenced operations on December 20, 2021.

    Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund

FINANCIAL HIGHLIGHTS

	W Shares

	Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$10.36	$10.00

Income from Operations:
Net Investment Income(2)	0.30	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(3.35)	0.35

Total from Operations	(3.05)	0.47

Dividends and Distributions from:
Net Investment Income	(0.29)	(0.11)
Net Realized Gains	(0.07)	—

Total Dividends and Distributions	(0.36)	(0.11)

Net Asset Value, End of Year/Period	$6.95	$10.36

Total Return †	(30.05)%	4.74%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$25,064	$20,955
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.30%	0.30%**
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	1.55%	2.47%**
Ratio of Net Investment Income to Average Net Assets	3.45%	2.61%**
Portfolio Turnover Rate†	132%	42%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on May 27, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund

FINANCIAL HIGHLIGHTS

Institutional Shares
Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(2)	0.19
Net Realized and Unrealized (Loss) on Investments	(2.05)

Total from Operations	(1.86)

Dividends and Distributions from:
Net Investment Income	(0.19)

Total Dividends and Distributions	(0.19)

Net Asset Value, End of Period	$7.95

Total Return †	(18.74)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$19,184
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.30%**
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	1.71%**
Ratio of Net Investment Income to Average Net Assets	2.50%**
Portfolio Turnover Rate†	104%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on December 20, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Retirement Income 2040 Fund

FINANCIAL HIGHLIGHTS

W Shares
Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(2)	0.21
Net Realized and Unrealized (Loss) on Investments	(2.40)

Total from Operations	(2.19)

Dividends and Distributions from:
Net Investment Income	(0.20)

Total Dividends and Distributions	(0.20)

Net Asset Value, End of Period	$7.61

Total Return †	(22.08)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$78
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.00%**
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	184.24%**
Ratio of Net Investment Income to Average Net Assets	2.82%**
Portfolio Turnover Rate†	68%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on December 22, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund

FINANCIAL HIGHLIGHTS

Institutional Shares
Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(2)	0.11
Net Realized and Unrealized (Loss) on Investments	(0.76)

Total from Operations	(0.65)

Dividends and Distributions from:
Net Investment Income	(0.11)

Total Dividends and Distributions	(0.11)

Net Asset Value, End of Period	$9.24

Total Return †	(6.57)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$23,320
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.20%**
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	1.42%**
Ratio of Net Investment Income to Average Net Assets	1.29%**
Portfolio Turnover Rate†	24%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on December 20, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund

FINANCIAL HIGHLIGHTS

Institutional Shares
Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(2)	0.15
Net Realized and Unrealized (Loss) on Investments	(1.79)

Total from Operations	(1.64)

Dividends and Distributions from:
Net Investment Income	(0.15)

Total Dividends and Distributions	(0.15)

Net Asset Value, End of Period	$8.21

Total Return †	(16.51)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$20,945
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.09%**
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	1.82%**
Ratio of Net Investment Income to Average Net Assets	1.97%**
Portfolio Turnover Rate†	3%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on December 20, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the LGIM America Long Duration U.S. Credit Fund, LGIM America U.S. Credit Fund, LGIM America Retirement Income 2040 Fund, LGIM America Cash Flow Matched Bond Fund and LGIM America Global Developed Equity Index Fund (the “Funds”). The LGIM America Long Duration U.S. Credit Fund seeks to maximize total return through capital appreciation and current income. The LGIM America U.S. Credit Fund seeks to maximize total return through capital appreciation and current income. The Fund primarily invests in investment-grade fixed income securities with an average portfolio duration that is within 10% of the Fund’s benchmark. The LGIM America General Retirement Income 2040 Fund seeks to provide current income during the early and middle-years of retirement while ensuring capital is not exhausted prior to the Fund’s terminal date. The LGIM America Cash Flow Matched Bond Fund seeks current income. The LGIM America Global Developed Equity Index Fund seeks to provide investment results that, before fees and expenses, track the performance of the MSCI World Index. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

The LGIM America Long Duration U.S. Credit Fund commenced operations on May 27, 2021.

The LGIM America U.S. Credit Fund commenced operations on December 20, 2021.

The LGIM America Retirement Income 2040 Fund commenced operations on December 22, 2021.

The LGIM America Cash Flow Matched Bond Fund commenced operations on December 20, 2021.

The LGIM America Global Developed Equity Index Fund commenced operations on December 20, 2021.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Legal & General Investment Management America, Inc., (the “Adviser”) as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2022, there were no fair valued securities.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. During the period ended October 31, 2022, the Funds incurred and paid in full offering costs.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income and expense is recorded on an accrual basis. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

Dividends and Distributions to Shareholders — The Funds will distribute their net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Futures Contracts — The LGIM America Cash Flow Matched Bond Fund and the LGIM America Global Developed Equity Index Fund utilized futures contracts during the period ended October 31, 2022. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities.

Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of October 31, 2022.

For the period ended October 31, 2022, the average quarterly notional amount of futures contracts held were as follows:

LGIM America Cash Flow Matched Bond Fund	Average Quarterly Market Value Balance Long: $ 563,030
LGIM America Global Developed Equity Index Fund	Average Quarterly Market Value Balance Long: $ 288,076

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board.

4.	Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended October 31, 2022, the Funds incurred the following for these services:

LGIM America Long Duration U.S. Credit Fund	$99,999

LGIM America U.S. Credit Fund	$86,301

LGIM America Retirement Income 2040 Fund	$64,315

LGIM America Cash Flow Matched Bond Fund	$86,301

LGIM America Global Developed Equity Index Fund	$86,301

The Funds have adopted a shareholder services plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the Funds’ Institutional Class Shares’ average net assets. W Class Shares do not have shareholder servicing fees. For the period ended October 31, 2022, no shareholder servicing fees were accrued.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds and the LGIMA U.S. Credit Fund at a fee, which is calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Funds, acquired fund fees and expenses, other expenditures which are

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding a certain portion of the Funds’ average daily net assets until February 28, 2023 (the “contractual expense limit”).

Fund	Advisory Fee	Institutional Shares Expense Limitation	W Shares Expense Limitation	R6 Shares Expense Limitation
LGIM America Long Duration U.S. Credit Fund	0.23%	0.30%	0.30%	N/A
LGIM America U.S. Credit Fund	0.23%	0.30%	N/A	N/A
LGIM America Retirement Income 2040 Fund	0.15%	0.05%	0.00%	0.10%
LGIM America Cash Flow Matched Bond Fund	0.13%	0.20%	N/A	N/A
LGIM America Global Developed Equity Index Fund	0.06%	0.09%	N/A	N/A

In addition, the Adviser may receive from the Funds the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended October 31, 2022. As of October 31, 2022, fees which were previously waived and/ or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

Fiscal Year	Subject to Repayment until October 31:	LGIM America Retirement Income 2040 Fund	LGIM America Global Developed Equity Index Fund	LGIM America Cash Flow Matched Bond Fund	LGIM America Long Duration U.S. Credit Fund	LGIM America U.S. Credit Fund
10/31/2019-10/31/2020	2023	N/A	N/A	N/A	N/A	N/A
10/31/2020-10/31/2021	2024	N/A	N/A	N/A	$192,388	N/A
10/31/2021-10/31/2022	2025	$138,119	$339,210	$252,832	$275,266	$257,424

		$138,119	$339,210	$252,832	$467,654	$257,424

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 2022, were as follows:

	U.S. Government	Other	Total
LGIM America Long Duration U.S. Credit Fund
Purchases	$23,215,316	$18,529,749	$41,745,065
Sales	22,097,589	6,519,060	28,616,649
LGIM America U.S. Credit Fund
Purchases	15,667,830	28,873,477	44,541,307
Sales	14,201,484	6,822,804	21,024,288
LGIM America Retirement Income 2040 Fund
Purchases	–	225,370	225,370
Sales	–	74,907	74,907
LGIM America Cash Flow Matched Bond Fund
Purchases	2,253,403	25,799,464	28,052,867
Sales	1,857,827	3,013,326	4,871,153
LGIM America Global Developed Equity Index Fund
Purchases	–	25,880,289	25,880,289
Sales	–	667,691	667,691

The Funds received the following contributions in-kind of investment securities. The securities were received in a tax-free transaction at their current fair value including unrealized appreciation/(deprecation) on the date of the transactions. As a result of this contribution, the following units of the Funds were issued for assets valued at:

			Net Realized
	Purchases	Sales	Gain/(Loss)
LGIM America U.S. Credit Fund	$23,591,598	$–	$(120,494)
LGIM America Cash Flow Matched Bond Fund	24,952,332	–	1,409

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of foreign currency translations, and gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There are no permanent difference that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022.

The tax character of dividends and distributions declared during the period ended October 31, were as follows:

	Ordinary Income	Total
LGIM America Long Duration U.S. Credit Fund
2022	$904,323	$904,323
2021	228,801	228,801
LGIM America U.S. Credit Fund
2022	$454,763	$454,763
LGIM America Retirement Income 2040 Fund
2022	$2,016	$2,016
LGIM America Cash Flow Matched Bond Fund
2022	$265,471	$265,471
LGIM America Global Developed Equity Index Fund
2022	$377,283	$377,283

As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:

	LGIM America Long Duration U.S. Credit Fund	LGIM America U.S. Credit Fund	LGIM America Retirement Income 2040 Fund

Undistributed Ordinary Income	$5,469	$3,032	$70
Undistributed Long-Term Capital Gain	–	–	–
Capital Loss Carryforwards Short-Term	(779,730)	(905,508)	(1,425)
Capital Loss Carryforwards Long-Term	(302,511)	–	–
Post October Losses	–	–	–
Unrealized Depreciation	(7,062,420)	(3,976,365)	(22,806)
Other Temporary Differences	–	1	24

Total Accumulated Losses	$(8,139,192)	$(4,878,840)	$(24,137)

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

	LGIM America Cash Flow Matched Bond Fund	LGIM America Global Developed Equity Index Fund

Undistributed Ordinary Income	$2,449	$3,049
Undistributed Long-Term Capital Gain	–	–
Capital Loss Carryforwards Short-Term	(157,648)	(98,949)
Capital Loss Carryforwards Long-Term	(76,267)	(25,846)
Post October Losses	–	–
Unrealized Depreciation	(1,684,010)	(4,398,930)
Other Temporary Differences	–	2

Total Accumulated Losses	$(1,915,476)	$(4,520,674)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the period ended October 31, 2022, the Funds did not utilize capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

LGIM America Long Duration U.S. Credit Fund	$31,706,338	$6,242	$(7,068,662)	$(7,062,420)
LGIM America U.S. Credit Fund	22,776,355	7,451	(3,983,816)	(3,976,365)
LGIM America Retirement Income 2040 Fund	148,832	—	(22,806)	(22,806)
LGIM America Cash Flow Matched Bond Fund	24,834,417	3,458	(1,687,468)	(1,684,010)
LGIM America Global Developed Equity Index Fund	25,131,129	904,400	(5,303,330)	(4,398,930)

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

8. Other:

At October 31, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

Fund	No. of Shareholders	% Ownership

LGIM America Long Duration U.S. Credit Fund, W Shares	2	100%

LGIM America U.S. Credit Fund, Institutional Shares	1	100%

LGIM America Retirement Income 2040 Fund, W Shares	1	100%

LGIM America Cash Flow Matched Bond Fund, Institutional Shares	1	100%

LGIM America Global Developed Equity Index Fund, Institutional Shares	1	100%

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objective. You could lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Funds are set forth below.

Fixed Income Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

Active Management Risk — The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fails to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Funds’ holdings. As a result, the Funds will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Funds may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Funds’ assets tied up in lower interest debt obligations.

Valuation Risk — The risk that a security may be difficult to value. The Funds may value certain securities at a price higher than the price at which they can be sold.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

Supranational Entities Risk – Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Funds may lose money on such investments.

Sector Focus Risk – Because the Funds may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Funds’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Industrials Sector Risk — A fund that focuses in the industrials sector may be subject to greater risks than a portfolio without such a focus. The Funds are subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Financials Sector Risk – Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Funds.

New Fund Risk — Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and the Shareholders of the Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of LGIM America Long Duration U.S. Credit Fund, LGIM America U.S. Credit Fund, LGIM America Retirement Income Fund 2040, LGIM America Cash Flow Matched Bond Fund, and LGIM America Global Developed Equity Index Fund (five of the funds comprising the The Advisors’ Inner Circle Fund III (the Funds)), including the schedules of investments, as of October 31, 2022, the related statements of operations and changes in net assets for each of the years or periods listed in Appendix A, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2022, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods presented therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2022, by correspondence with custodians, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

We have served as the auditor of one or more of The Advisors’ Inner Circle Fund III investment companies since 2021.

Philadelphia, Pennsylvania

December 29, 2022

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

Appendix A

LGIM America Long Duration U.S. Credit Fund

Statement of operations for the year ended October 31, 2022 and statements of changes in net assets and financial highlights for year-ended October 31, 2022 and the period from May 27, 2021 (commencement of operations) through October 31, 2021

LGIM America U.S. Credit Fund

Statements of operations and changes in net assets and financial highlights for the period from December 20, 2021 (commencement of operations) through October 31, 2022

LGIM America Retirement Income 2040 Fund

Statements of operations and changes in net assets and financial highlights for the period from December 22, 2021 (commencement of operations) through October 31, 2022

LGIM America Cash Flow Matched Bond Fund

Statements of operations and changes in net assets and financial highlights for the period from December 20, 2021 (commencement of operations) through October 31, 2022

LGIM America Global Developed Equity Index Fund

Statements of operations and changes in net assets and financial highlights for the period from December 20, 2021 (commencement of operations) through October 31, 2022

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2022 to October 31, 2022).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/22	Ending Account Value 10/31/22	Annualized Expense Ratios	Expenses Paid During Period*
LGIM America Long Duration U.S. Credit Fund
Actual Fund Return
W Shares	$1,000.00	$868.10	0.30%	$1.41
Hypothetical 5% Return
W Shares	$1,000.00	$1,023.69	0.30%	$1.53

LGIM America U.S. Credit Fund
Actual Fund Return
Institutional Shares	$1,000.00	$922.60	0.30%	$1.45
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.69	0.30%	$1.53

LGIM America Retirement Income 2040 Fund
Actual Fund Return
W Shares	$1,000.00	$891.10	—%	$–
Hypothetical 5% Return
W Shares	$1,000.00	$1,025.21	—%	$–

LGIM America Cash Flow Matched Bond Fund
Actual Fund Return
Institutional Shares	$1,000.00	$977.70	0.20%	$1.00
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,024.20	0.20%	$1.02

LGIM America Global Developed Equity Index Fund
Actual Fund Return
Institutional Shares	$1,000.00	$922.60	0.09%	$0.44
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,024.75	0.09%	$0.46

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect since inception to period end).

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Mr. Doran is a Trustee who may be an “interested” persons of

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES[3,4]

William M. Doran (Born: 1940)	Chairman of the Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[3]

Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.

1

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022
(Unaudited)

the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-833-44-LGIMA. The following chart lists Trustees and Officers as of October 31, 2022.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, J.P. Morgan Funds (171 Portfolios) and Symmetry Panoramic Trust (16 Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director of Xerox Holdings Corporation, and Director of Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.
4

Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INDEPENDENT TRUSTEES (continued)[3]

Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
OFFICERS

Michael Beattie (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments, since 2004.

James Bernstein (Born: 1962)	Vice President (since 2017) Secretary (since 2020)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.

Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Andrew Metzger (Born: 1980) ‘	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.

Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

1

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022
(Unaudited)

Other Directorships

Held in the Past Five Years2

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

None.
None.
None.

None.
None.
None.
None.

3	Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III
4

Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022
(Unaudited)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position(s) with Trust and Length of Time Served	Principal Occupation in the Past Five Years
OFFICERS (continued)

Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)

Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.

Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.

Bridget E. Sudall (Born: 1980)	Privacy Officer (from 2015 – June 2022 and since November 2022)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.
Anti-Money Laundering Officer (from 2015 – June 2022 and since November 2022)

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022
(Unaudited)

Other Directorships
Held in the Past Five Years

None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

Approval of Investment Advisory Agreement (unaudited)

LGIM America Long Duration U.S. Credit Fund

LGIM America U.S. Credit Fund

LGIM America Retirement Income 2040 Fund

LGIM America Cash Flow Matched Bond Fund

LGIM America Global Developed Equity Index Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on September 14-15, 2022 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance, Profitability and Economies of Scale

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

NOTICE TO SHAREHOLDERS (unaudited)

For shareholders that do not have an October 31, 2022 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2022, the Fund is designating the following items with regard to distributions paid during the year.

			Qualifying
			for Corporate
Long-Term	Ordinary		dividends	Qualifying	U.S.	Interest	Short-Term
Capital Gain	Income	Total	Received	Dividend	Government	Related	Capital Gain
Distributions	Distributions	Distributions	Deduction (1)	Income (2)	Interest (3)	Dividend (4)	Dividend (5)

LGIM America Long Duration U.S. Credit Fund

0.00%	100.00%	100.00%	0.00%	0.00%	3.38%	75.35%	100.00%

LGIM America U.S. Credit Fund

0.00%	100.00%	100.00%	0.00%	0.00%	4.91%	89.43%	0.00%

LGIM America Retirement Income 2040 Fund

0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%

LGIM America Cash Flow Matched Bond Fund

0.00%	100.00%	100.00%	0.00%	0.00%	2.15%	87.82%	0.00%

LGIM America Global Developed Equity Index Fund

0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.24%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
October 31, 2022

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2022. Complete information will be computed and reported with your 2022 Form 1099-DIV.

Legal & General Investment Management

LGIMA Funds

P.O. Box 219009

Kansas City, MO 64121-9009

www.lgima.com/funds

Adviser:

Legal & General Investment Management America, Inc.

71 South Wacker Drive

Chicago, IL 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

LGI-AR-001-0200

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2022					2021
		All fees and services to the Trust that were pre-approved		All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$682,615		None	None		$730,515	None	$11,990
(b)	Audit-Related Fees	None		None	None		$4,000	None	None
(c)	Tax Fees	$88,500	(4)	None	$126,709	(2)	None	None	$90,000	(2)
(d)	All Other Fees	None		None	$5,301		None	None	$1,473

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$131,900	None	None	$128,050	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2022			2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$30,050	None	None	$26,800	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by KPMG (“KPMG”) relate to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2022				2021
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$322,500	None	None		$25,000	None	None
(b)	Audit-Related Fees	None	None	None		None	None	None
(c)	Tax Fees	None	None	None		None	None	None
(d)	All Other Fees	None	None	$218,015	(3)	None	None	$206,957	(3)

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax return preparation fees for affiliates of the Funds.
(3)	Non-audit fees consist of SSAE No. 18 report over investment management activities and non-statutory audit reports of Legal & General Investment Management America, Inc.
(4)	Fees in connection with international withholding tax analysis.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2022	2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2022	2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2022	2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

	2022	2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $132,010 and $91,473 for 2022 and 2021, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2022 and 2021, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2022 and 2021, respectively.

(g) The aggregate non-audit fees and services billed by KPMG for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $218,015 and $206,957 for 2022 and 2021, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by,

or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: January 6, 2023